UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

Dunham Funds

(Exact name of registrant as specified in charter)

10251 Vista Sorrento Pkwy, Ste. 200, San Diego, CA

92121

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

10/31

Date of reporting period:   7/31/10

Item 1.  Schedule of Investments.

	Dunham Corporate/Government Bond Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	July 31, 2010
Principal Amount	Security	Interest Rate (%)		Maturity Date	Market Value

	BONDS & NOTES - 50.7%
	ADVERTISING - 0.6%
255,000	Affinion Group, Inc.	10.1250		10/15/2013	$ 262,969
250,000	Visant Holding Corp.	8.7500		12/1/2013	255,312
					518,281
	AEROSPACE/DEFENSE - 0.7%
625,000	Esterline Technologies Corp.	7.7500		6/15/2013	635,156

	BANKS - 11.3%
340,000	Ally Financial, Inc.	0.0000	*	6/15/2015	222,700
370,000	Bank of America Corp.	5.6250		7/1/2020	384,367
415,000	Bank of America Corp.	5.7500		8/15/2016	440,518
415,000	Bank of America Corp.	5.7500		12/1/2017	441,834
190,000	Barclays Bank PLC	5.0000		9/22/2016	203,412
320,000	Barclays Bank PLC - 144A	10.1790		6/12/2021	428,650
405,000	Capital One Financial Corp.	5.7000		9/15/2011	422,703
100,000	Capital One Financial Corp.	6.1500		9/1/2016	108,268
170,000	Capital One Financial Corp.	7.3750		5/23/2014	198,014
791,000	Citigroup, Inc.	5.0000		9/15/2014	809,153
250,000	Credit Suisse	6.0000		2/15/2018	271,725
125,000	Goldman Sachs Group, Inc.	3.7000		8/1/2015	126,302
280,000	Goldman Sachs Group, Inc.	6.0000		6/15/2020	301,868
250,000	JPMorgan Chase & Co.	3.7000		1/20/2015	260,285
295,000	JPMorgan Chase & Co.	5.1250		9/15/2014	319,037
335,000	JPMorgan Chase & Co.	5.7500		1/2/2013	363,150
200,000	JPMorgan Chase & Co.	7.9000	+	Perpetual	209,616
250,000	Morgan Stanley	6.0000		4/28/2015	271,090
380,000	Morgan Stanley	6.6250		4/1/2018	414,329
200,000	PNC Funding Corp.	5.1250		2/8/2020	211,518
210,000	Rabobank Nederland NV - 144A	11.0000	+	Perpetual	265,971
445,000	Regions Financial Corp.	0.7072	+	6/26/2012	418,754
245,000	Regions Financial Corp.	4.8750		4/26/2013	245,394
245,000	Regions Financial Corp.	5.7500		6/15/2015	245,755
165,000	Resona Bank Ltd. - 144A	5.8500	+	Perpetual	161,886
160,000	Royal Bank of Scotland Group PLC	6.4000		10/21/2019	167,962
165,000	Santander Issuances S.A Unipersonal - 144A	5.9110		6/20/2016	174,092
55,000	SunTrust Banks, Inc.	5.2500		11/5/2012	58,138
830,000	UBS Preferred Funding Trust I	8.6220	+	Perpetual	834,599

	Dunham Corporate/Government Bond Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2010
Principal Amount	Security	Interest Rate (%)		Maturity Date	Market Value

	BANKS - 11.3% (Continued)
225,000	Wachovia Corp.	5.7500		2/1/2018	$ 251,554
240,000	Wells Fargo Capital XIII	7.7000	+	Perpetual	247,200
					9,479,844
	BEVERAGES - 0.4%
315,000	Anheuser-Busch InBev Worldwide, Inc.	3.0000		10/15/2012	325,593

	BUILDING MATERIALS - 0.2%
145,000	Holcim US Finance Sarl & Cie SCS - 144A	6.0000		12/30/2019	154,976

	CHEMICALS - 1.2%
320,000	Dow Chemical Co.	5.9000		2/15/2015	354,720
345,000	Dow Chemical Co.	6.0000		10/1/2012	374,032
45,000	Huntsman International LLC - 144A	8.6250		3/15/2020	44,100
190,000	Solutia, Inc.	7.8750		3/15/2020	200,687
					973,539
	COMMERCIAL SERVICES - 1.1%
210,000	ARAMARK Corp.	8.5000		2/1/2015	216,300
260,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	7.6250		5/15/2014	254,800
370,000	Corrections Corp. of America	7.7500		6/1/2017	391,738
90,000	DynCorp International, Inc. - 144A	10.3750		7/1/2017	92,362
					955,200
	DIVERSIFIED FINANCIAL SERVICES - 3.9%
370,000	American Express Co.	7.2500		5/20/2014	428,493
240,000	Bear Stearns Cos. LLC	7.2500		2/1/2018	284,839
235,000	Capital One Capital VI	8.8750		5/15/2040	250,275
175,000	Credit Suisse	5.8600	+	Perpetual	160,125
210,000	Ford Motor Credit Co. LLC	7.5000		8/1/2012	219,713
485,000	General Electric Capital Corp.	2.8000		1/8/2013	497,086
395,000	General Electric Capital Corp.	5.5000		1/8/2020	427,844
80,000	Genworth Global Funding Trusts	5.1250		3/15/2011	81,690
420,000	Icahn Enterprises LP	8.0000		1/15/2018	419,475
40,000	International Lease Finance Corp. - 144A	8.6250		9/15/2015	40,800
180,000	International Lease Finance Corp. - 144A	8.7500		3/15/2017	184,050
285,000	Macquarie Group Ltd. - 144A	7.3000		8/1/2014	319,001
					3,313,391
	ELECTRIC - 4.1%
500,000	Appalachian Power Co.	5.5500		4/1/2011	514,705
75,000	Calpine Corp. - 144A	7.8750		7/31/2020	75,750
280,000	CMS Energy Corp.	6.2500		2/1/2020	275,100
100,000	Dominion Resources, Inc.	8.8750		1/15/2019	133,626

	Dunham Corporate/Government Bond Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2010
Principal Amount	Security	Interest Rate (%)		Maturity Date	Market Value

	ELECTRIC - 4.1% (Continued)
140,000	FirstEnergy Solutions Corp.	6.0500		8/15/2021	$ 147,370
160,000	Florida Power Corp.	6.6500		7/15/2011	168,811
180,000	Georgia Power Co.	6.0000		11/1/2013	205,119
400,000	MidAmerican Energy Co.	5.6500		7/15/2012	435,252
400,000	Nevada Power Co.	6.5000		5/15/2018	467,460
355,000	Pacific Gas & Electric Co.	8.2500		10/15/2018	461,656
160,000	South Carolina Electric & Gas Co.	6.5000		11/1/2018	194,032
305,000	Virginia Electric and Power Co.	5.4000		1/15/2016	341,688
					3,420,569
	ELECTRONICS - 0.6%
340,000	Sanmina-SCI Corp. - 144A	3.2871	+	6/15/2014	323,000
150,000	Thermo Fisher Scientific, Inc.	2.1500		12/28/2012	152,871
					475,871
	ENTERTAINMENT - 0.6%
300,000	Scientific Games International, Inc.	9.2500		6/15/2019	317,625
5,430	United Artists Theatre Circuit Inc. 1995-A Pass Through Trust	9.3000		7/1/2015	5,107
205,000	WMG Holdings Corp.	9.5000		12/15/2014	209,613
					532,345
	FOOD - 1.4%
335,000	Delhaize Group SA	6.5000		6/15/2017	390,017
120,000	Kraft Foods, Inc.	2.6250		5/8/2013	123,266
200,000	Kraft Foods, Inc.	6.1250		2/1/2018	230,218
410,000	Stater Brothers Holdings	8.1250		6/15/2012	408,975
					1,152,476
	FOREST PRODUCTS&PAPER - 0.4%
305,000	Buckeye Technologies, Inc.	8.5000		10/1/2013	310,719

	HEALTHCARE-PRODUCTS - 0.4%
340,000	Boston Scientific Corp.	6.0000		1/15/2020	347,650

	HOLDING COMPANIES-DIVERSIFIED - 0.2%
140,000	Hutchison Whampoa International 09/19 Ltd. - 144A	5.7500		9/11/2019	152,078

	HOUSEHOLD PRODUCTS/WARES - 0.4%
310,000	Fortune Brands, Inc.	3.0000		6/1/2012	315,230

	HOUSEWARES - 0.4%
290,000	Ames True Temper, Inc.	10.0000		7/15/2012	290,725

	Dunham Corporate/Government Bond Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2010
Principal Amount	Security	Interest Rate (%)		Maturity Date	Market Value

	INSURANCE - 3.6%
100,000	Chubb Corp.	6.3750	+	3/29/2067	$ 98,500
390,000	ING Capital Funding TR III	8.4390	+	Perpetual	376,350
395,000	Lincoln National Corp.	5.6500		8/27/2012	420,865
95,000	MetLife, Inc.	6.7500		6/1/2016	109,508
325,000	Metropolitan Life Global Funding I - 144A	2.8750		9/17/2012	333,079
511,000	Protective Life Secured Trusts	4.0000		4/1/2011	520,438
270,000	Prudential Financial, Inc.	3.6250		9/17/2012	280,203
170,000	Prudential Financial, Inc.	6.2000		1/15/2015	188,828
170,000	Prudential Financial, Inc.	7.3750		6/15/2019	200,066
275,000	Prudential Financial, Inc.	8.8750	+	6/15/2038	305,938
190,000	Teachers Insurance & Annuity Association of America - 144A	6.8500		12/16/2039	225,481
					3,059,256

	LEISURE TIME - 0.4%
330,000	Travelport LLC	9.8750		9/1/2014	339,075

	MEDIA - 1.6%
40,000	Cablevision Systems Corp.	8.0000		4/15/2020	42,200
160,000	Cequel Communications Holdings I LLC and Cequel Capital Corp. - 144A	8.6250		11/15/2017	162,600
200,000	Discovery Communications LLC	3.7000		6/1/2015	209,172
175,000	NBC Universal, Inc. - 144A	3.6500		4/30/2015	182,780
335,000	Sinclair Broadcast Group, Inc.	8.0000		3/15/2012	332,906
390,000	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH - 144A	8.1250		12/1/2017	400,725
					1,330,383
	MEDICAL - .9%
260,000	Express Scripts, Inc.	5.2500		6/15/2012	278,431
80,000	Express Scripts, Inc.	7.2500		6/15/2019	97,854
20,000	Mylan Laboratories, Inc.	7.8750		7/15/2020	21,100
310,000	Pfizer, Inc.	4.4500		3/15/2012	328,333
					725,718
	MISCELLANEOUS MANUFACTURING - 0.3%
225,000	ITT Corp.	6.1250		5/1/2019	260,939

	MULTIMEDIA - 1.1%
325,000	Comcast Corp.	5.7000		7/1/2019	362,427
240,000	DISH DBS Corp.	7.1250		2/1/2016	246,900
320,000	Time Warner Cable, Inc.	5.0000		2/1/2020	334,227
					943,554

	Dunham Corporate/Government Bond Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2010
Principal Amount	Security	Interest Rate (%)		Maturity Date	Market Value

	OFFICE/BUSINESS EQUIPMENT - 0.3%
240,000	Xerox Corp.	4.2500		2/15/2015	$ 251,633

	OIL - 1.8%
125,000	Chesapeake Energy Corp.	7.2500		12/15/2018	132,188
195,000	EOG Resources, Inc.	6.8750		10/1/2018	237,233
340,000	Harvest Operations Corp.	7.8750		10/15/2011	342,975
125,000	Petroleos Mexicanos - 144A	4.8750		3/15/2015	131,253
370,000	P2021 Rig Co. - 144A	13.5000		12/15/2013	383,875
210,000	Talisman Energy, Inc.	7.7500		6/1/2019	262,011
					1,489,535
	PACKAGING & CONTAINERS - 0.2%
125,000	Ball Corp.	6.7500		9/15/2020	130,938

	PIPELINES - 2.1%
350,000	Atmos Energy Corp.	6.3500		6/15/2017	399,255
60,000	Enbridge Energy Partners LP	5.8750		12/15/2016	67,389
260,000	Energy Transfer Partners LP	6.7000		7/1/2018	284,245
370,000	Energy Transfer Partners LP	8.5000		4/15/2014	436,652
135,000	Kinder Morgan Energy Partners LP	5.8500		9/15/2012	146,196
270,000	Kinder Morgan Energy Partners LP	9.0000		2/1/2019	346,367
70,000	Plains All American Pipeline LP / PAA Finance Corp.	4.2500		9/1/2012	73,065
					1,753,169
	REAL ESTATE - 0.2%
175,000	WCI Finance LLC / WEA Finance LLC - 144A	5.7000		10/1/2016	189,044

	REITS - 0.5%
420,000	Duke Realty LP	5.9500		2/15/2017	438,354

	REITS - REGIONAL MALLS - 0.5%
365,000	Simon Property Group LP	6.7500		5/15/2014	414,516

	RETAIL - 0.8%
114,113	CVS Pass-Through Trust - 144A	7.5070		1/10/2032	131,844
120,000	Ferrellgas Partners LP / Ferrellgas Partners Finance Corp.	8.6250		6/15/2020	124,500
370,000	Nebraska Book Co., Inc.	10.0000		12/1/2011	371,387
					627,731
	Dunham Corporate/Government Bond Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2010
Principal Amount	Security	Interest Rate (%)		Maturity Date	Market Value

	SEMICONDUCTORS - 0.5%
440,000	Freescale Semiconductor, Inc.	8.8750		12/15/2014	$ 426,800

	SOFTWARE - 1.0%
330,000	Fiserv, Inc.	6.1250		11/20/2012	360,888
185,000	Intuit, Inc.	5.7500		3/15/2017	205,570
255,000	Oracle Corp. - 144A	5.3750		7/15/2040	259,557
					826,015
	TELECOMMUNICATIONS - 5.8%
400,000	Alltel Corp.	7.0000		7/1/2012	442,464
280,000	AT&T, Inc.	2.5000		8/15/2015	281,767
295,000	AT&T, Inc.	6.2500		3/15/2011	305,216
315,000	GCI, Inc.	8.6250		11/15/2019	327,600
185,000	Global Crossing Ltd. - 144A	12.0000		9/15/2015	203,038
595,000	Nextel Communications, Inc.	5.9500		3/15/2014	571,944
325,000	NII Capital Corp.	8.8750		12/15/2019	346,125
560,000	Qwest Corp.	7.8750		9/1/2011	588,375
190,000	Telcordia Technologies, Inc. - 144A	11.0000		5/1/2018	184,775
260,000	Telecom Italia Capital SA	5.2500		10/1/2015	272,997
205,000	Telecom Italia Capital SA	7.1750		6/18/2019	230,666
265,000	Telefonica Emisiones SAU	5.1340		4/27/2020	277,678
275,000	Telefonica Emisiones SAU	5.9840		6/20/2011	283,783
35,000	Viasat, Inc.	8.8750		9/15/2016	37,450
190,000	Virgin Media Finance PLC	8.3750		10/15/2019	206,150
225,000	Windstream Corp.	7.0000		3/15/2019	217,406
85,000	Windstream Corp. - 144A	8.1250		9/1/2018	85,106
					4,862,540
	TOBACCO - 0.8%
240,000	Alliance One International, Inc.	10.0000		7/15/2016	247,800
230,000	Altria Group, Inc.	9.2500		8/6/2019	297,422
150,000	Philip Morris International, Inc.	6.8750		3/17/2014	174,896
					720,118
	TRANSPORTATION - 0.4%
325,000	Bristow Group, Inc.	6.1250		6/15/2013	325,406

	TOTAL CORPORATE NOTES & BONDS ( Cost - $39,579,266)				42,468,367

	MORTGAGE BACKED SECURITIES - 7.8%
95,000	Banc of America Commercial Mortgage, Inc. 2005-1 A4	5.0515	+	11/10/2042	98,949
95,000	Bear Stearns Commercial Mortgage Securities 2004-T16 A6	4.7500	+	2/13/2046	98,529
120,000	Commercial Mortgage Pass Through Certificates 2007-C9 A4	5.1680		6/10/2044	126,995
285,000	Commercial Mortgage Pass Through Certificates 2005-C6 A4	5.8157	+	12/10/2049	298,025
165,000	Credit Suisse Mortgage Capital Certificates 2006-C5 A3	5.3110		12/15/2039	164,287

	Dunham Corporate/Government Bond Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2010
Principal Amount	Security	Interest Rate (%)		Maturity Date	Market Value

	MORTGAGE BACKED SECURITIES - 7.8% (Continued)
755,000	Credit Suisse Mortgage Capital Certificates 2006-C4 A3	5.4670		9/15/2039	$ 765,079
35,000	Credit Suisse Mortgage Capital Certificates 2006-C1 A3	5.5486	+	2/15/2039	36,866
590,000	Credit Suisse Mortgage Capital Certificates 2006-C1 A4	5.5486	+	2/15/2039	620,633
780,000	Greenwich Capital Commercial Funding Corp. 2007-GG9 A4	5.4440		3/10/2039	788,658
685,000	LB-UBS Commercial Mortgage Trust 2006-C7 A3	5.3470		11/15/2038	717,421
240,000	Merrill Lynch Mortgage Trust 2008-C1 A4	5.6900		2/12/2051	244,742
215,000	Morgan Stanley Capital I 2005-IQ9 A3	4.5400		7/15/2056	220,947
175,000	Morgan Stanley Capital I 2004-T15 A3	5.0300		6/13/2041	179,144
400,000	Morgan Stanley Capital I 2007-T27 A4	5.6487	+	6/11/2042	425,984
205,000	Morgan Stanley Capital I 2006-T23 A4	5.8102	+	8/12/2041	221,021
365,000	OBP Depositor LLC Trust 2010-OBP A - 144A	4.6462		7/15/2045	380,605
1,125,000	Wachovia Bank Commercial Mortgage Trust 2005-C19 A5	4.6610		5/15/2044	1,129,500
	TOTAL MORTGAGE BACKED SECURITIES ( Cost - $6,112,463)				6,517,385

	U.S. GOVERNMENT AND AGENCIES - 38.9%
	U.S. GOVERNMENT AGENCY - 25.3%
103,975	Federal Home Loan Mortgage Corp. 2777 JA	4.5000		11/15/2017	106,131
318,264	Federal Home Loan Mortgage Corp. 2904 CH	4.5000		4/15/2019	331,144
120,939	Federal National Mortgage Association 2003-42 HC	4.5000		12/25/2017	125,531
532,631	Federal National Mortgage Association 1999-M2 B	6.4791	+	3/25/2029	613,404
1,324,731	FGLMC Pool A46224	5.0000		7/1/2035	1,416,813
1,065,396	FGLMC Pool G01980	5.0000		12/1/2035	1,138,226
367,766	FGLMC Pool G05888	5.5000		10/1/2039	395,977
81,691	FGLMC Pool G01499	7.0000		1/1/2033	91,579
355,452	FNCL Pool 747890	4.5000		12/1/2018	379,513
150,912	FNCL Pool 909175	5.5000		4/1/2038	162,895
1,654,510	FNCL Pool 931983	5.5000		9/1/2039	1,780,303
143,152	FNCL Pool 792454	4.5000		11/1/2019	152,599
142,129	FNCL Pool 735291	4.5000		3/1/2020	151,508
534,626	FNCL Pool 745394	4.5000		11/1/2020	569,906
2,139,312	FNCL Pool 703391	5.0000		5/1/2033	2,288,166
129,202	FNCL Pool 962752	5.0000		4/1/2038	137,909
552,758	FNCL Pool AA0893	5.0000		12/1/2038	588,798
269,463	FNCL Pool AA0894	5.0000		12/1/2038	287,059
719,252	FNCL Pool 822731	5.5000		5/1/2035	776,562
178,406	FNCL Pool 880117	5.5000		4/1/2036	192,636
1,476,734	FNCL Pool 938574	5.5000		9/1/2036	1,594,401
493,406	FNCL Pool 735061	6.0000		11/1/2034	539,120
63,001	FNCL Pool 909141	6.0000		1/1/2038	68,511
62,204	FNCL Pool 909153	6.0000		2/1/2038	67,563

	Dunham Corporate/Government Bond Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2010
Principal Amount	Security	Interest Rate (%)		Maturity Date	Market Value

	U.S. GOVERNMENT AGENCY - 25.3% (Continued)
455,772	FNCL Pool 929191	6.0000		3/1/2038	$ 495,082
2,708,898	FNCL Pool 975649	6.0000		7/1/2038	2,942,378
159,970	FNCL Pool 909223	6.0000		8/1/2038	173,597
273,133	FNCL Pool 909220	6.0000		8/1/2038	296,319
2,086,791	FNCL Pool 889883	6.5000		3/1/2038	2,310,621
920,013	FNCL Pool 990101	5.5000		8/1/2038	991,517
					21,165,768
	U.S. TREASURY OBLIGATIONS - 13.5%
425,000	United States Treasury Note	1.0000		12/31/2011	428,553
1,590,000	United States Treasury Note	2.6250		6/30/2014	1,678,320
1,935,000	United States Treasury Note	3.2500		12/31/2016	2,058,885
2,535,000	United States Treasury Bond	3.5000		2/15/2039	2,325,070
3,020,000	United States Treasury Note	3.6250		2/15/2020	3,205,565
1,470,000	United States Treasury Note	4.7500		8/15/2017	1,712,378
					11,408,771

	TOTAL U.S. GOVERNMENT ( Cost - $30,950,234)				32,574,539

	SHORT-TERM INVESTMENTS - 2.5%
	MONEY MARKET FUND - 2.5%
2,109,146	Fidelity Institutional Money Market Funds - Government Portfolio				2,109,146
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $2,109,146)				2,109,146

	TOTAL INVESTMENTS - 99.9% ( Cost - $78,751,109)				$ 83,669,437
	OTHER ASSETS LESS LIABILITIES - 0.1%				71,547
	NET ASSETS - 100.0%				$83,740,984

	+ Variable rate security - interest rate is as if July 31, 2010.
	* Zero coupon security, Payment received at maturity.
	144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified intitutional buyers.

	REIT - Real Estate Investment Trust

	At July 31, 2010, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:				$ 4,959,217
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:				(40,889)
		Net unrealized appreciation:			$ 4,918,328

Security valuation policies and other investment related disclosures are herby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

Dunham High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2010
Principal Amount	Security	Interest Rate (%)	Maturity Date	Market Value

	CORPORATE BONDS - 92.81%
	AGRICULTURE - 0.79%
$ 505,000	Alliance One International, Inc.	10.000%	7/15/2016	$ 521,412

	AIRLINES - 1.93%
235,000	Air Canada - 144A	9.250%	8/1/2015	237,644
290,000	American Airlines Pass Through Trust 2001-02	8.608%	4/1/2011	295,800
520,000	Delta Air Lines, Inc. - 144A	12.250%	3/15/2015	557,050
175,000	United Air Lines, Inc. - 144A	9.875%	8/1/2013	185,063
				1,275,557
	APPAREL - 0.58%
380,000	Perry Ellis International, Inc.	8.875%	9/15/2013	385,225

	AUTO PARTS & EQUIPMENT - 2.09%
200,000	Accuride Corp. - 144A	9.500%	8/1/2018	205,000
545,000	Affinia Group Holdings, Inc.	9.000%	11/30/2014	558,625
615,000	Exide Technologies	10.500%	3/15/2013	621,919
				1,385,544
	BANKS - 6.22%
475,000	CIT Group, Inc.	7.000%	5/1/2016	454,813
290,000	M&I Marshall & Ilsley Bank	5.000%	1/17/2017	268,267
940,000	Synovus Financial Corp.	4.875%	2/15/2013	837,775
1,640,000	Synovus Financial Corp.	5.125%	6/15/2017	1,262,800
555,000	Zions Bancorporation	5.500%	11/16/2015	501,581
385,000	Zions Bancorporation	6.000%	9/15/2015	356,125
415,000	Zions Bancorporation	7.750%	9/23/2014	429,849
				4,111,210
	BEVERAGES - 0.60%
450,000	Central European Distribution Corp.	3.000%	3/15/2013	398,812

	CHEMICALS - 0.61%
215,000	Huntsman International LLC	7.375%	1/1/2015	212,312
185,000	Huntsman International LLC	7.875%	11/15/2014	188,006
				400,318
	COAL - 0.71%
75,000	Cloud Peak Energy Resources LLC - 144A	8.250%	12/15/2017	76,781
155,000	Cloud Peak Energy Resources LLC -144A	8.500%	12/15/2019	160,425
215,000	Consol Energy, Inc. - 144A	8.000%	4/1/2017	229,512
				466,718
	COMMERCIAL SERVICES - 5.18%
300,000	Avis Budget Car Rental LLC	7.750%	5/15/2016	286,875
365,000	Cardtronics, Inc.	9.250%	8/15/2013	373,213
620,000	Cenveo Corp.	7.875%	12/1/2013	602,175
384,000	Global Cash Access, Inc.	8.750%	3/15/2012	376,800
Dunham High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010
Principal Amount	Security	Interest Rate (%)	Maturity Date	Market Value
	COMMERCIAL SERVICES (Continued) - 5.18%
$ 470,000	KAR Auction Services, Inc.	8.750%	5/1/2014	$ 484,100
365,000	National Money Mart Co.	10.375%	12/15/2016	381,425
320,000	Prospect Medical Holdings, Inc.	12.750%	7/15/2014	340,400
250,000	RSC Equipment Rental, Inc.	9.500%	12/1/2014	257,500
310,000	Trans Union LLC - 144A	11.375%	6/15/2018	325,888
				3,428,376
	COMPUTERS - 0.50%
330,000	Stream Global Services, Inc.	11.250%	10/1/2014	333,300

	COSMETICS / PERSONAL CARE - 1.18%
380,000	Elizabeth Arden, Inc.	7.750%	1/15/2014	380,950
380,000	Revlon Consumer Products Corp.	9.750%	11/15/2015	398,050
				779,000
	DISTRIBUTION / WHOLESALE - 0.70%
470,000	WESCO Distribution, Inc.	7.500%	10/15/2017	462,363

	DIVERSIFIED FINANCIAL SERVICES - 7.35%
655,000	CEDC Finance Corp. International, Inc. - 144A	9.125%	12/1/2016	642,719
320,000	CNG Holdings, Inc. - 144A	12.250%	2/15/2015	331,600
915,000	E*Trade Financial Corp.	7.375%	9/15/2013	869,250
445,000	E*Trade Financial Corp.	7.875%	12/1/2015	422,750
235,000	International Lease Finance Corp.	5.625%	9/20/2013	223,250
440,000	International Lease Finance Corp.	5.875%	5/1/2013	421,850
795,000	International Lease Finance Corp.	6.375%	3/25/2013	772,144
185,000	International Lease Finance Corp.	6.625%	11/15/2013	177,831
510,000	Penson Worldwide, Inc. - 144A	12.500%	5/15/2017	507,450
160,000	SquareTwo Financial Corp. - 144A	11.625%	4/1/2017	148,000
335,000	Universal City Development Partners Ltd. - 144A	8.875%	11/15/2015	346,725
				4,863,569
	ELECTRIC - 3.20%
300,000	AES Corp.	7.750%	3/1/2014	312,375
255,000	Calpine Construction Finance Co. -144A	8.000%	6/1/2016	265,200
275,000	Calpine Corp. - 144A	7.250%	10/15/2017	275,687
740,464	Mirant Mid Atlantic Pass Through Trust C	10.060%	12/30/2028	802,478
450,000	NRG Energy, Inc.	7.375%	2/1/2016	457,875
				2,113,615
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.40%
265,000	Belden, Inc.	7.000%	3/15/2017	261,687

	ELECTRONICS - 0.49%
330,000	Sensus USA, Inc.	8.625%	12/15/2013	326,700

	ENERGY - 0.93%
605,000	Headwaters, Inc.	11.375%	11/1/2014	614,075

Dunham High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010
Principal Amount	Security	Interest Rate (%)	Maturity Date	Market Value
	ENTERTAINMENT - 1.51%
$ 365,000	GWR Operating Partnership LLP - 144A	10.875%	4/1/2017	$ 365,912
400,000	Pinnacle Entertainment, Inc.	7.500%	6/15/2015	386,500
235,000	Pinnacle Entertainment, Inc.	8.625%	8/1/2017	246,750
				999,162
	FOOD - 0.66%
450,000	Smithfield Foods, Inc.	7.750%	7/1/2017	439,875

	FOREST PRODUCTS & PAPER - 1.95%
395,000	Appleton Papers, Inc. - 144A	10.500%	6/15/2015	386,606
280,000	Boise Paper Holdings LLC	9.000%	11/1/2017	296,450
600,000	Exopack Holding Corp.	11.250%	2/1/2014	607,500
				1,290,556
	GAS - 0.56%
280,000	Sabine Pass LNG LP	7.250%	11/30/2013	262,500
120,000	Sabine Pass LNG LP	7.500%	11/30/2016	105,000
				367,500
	HEALTHCARE-PRODUCTS - 0.85%
165,000	DJO Finance LLC	10.875%	11/15/2014	176,756
380,000	Universal Hospital Services, Inc.	8.500%	6/1/2015	386,650
				563,406
	HEALTHCARE - SERVICES - 2.75%
330,000	CHS/Community Health Systems, Inc.	8.875%	7/15/2015	346,087
235,000	Health Net, Inc.	6.375%	6/1/2017	223,544
820,000	Select Medical Corp.	7.625%	2/1/2015	781,050
450,000	Sun Healthcare Group, Inc.	9.125%	4/15/2015	470,250
				1,820,931
	HOUSEHOLD PRODUCTS/WARES - 0.82%
225,000	Prestige Brands, Inc. - 144A	8.250%	4/1/2018	227,531
305,000	Yankee Acquisition Corp.	8.500%	2/15/2015	312,244
				539,775
	HOUSEWARES - 0.54%
340,000	Libbey Glass, Inc. - 144A	10.000%	2/15/2015	356,575

	INSURANCE - 1.00%
680,000	HUB International Holdings, Inc. - 144A	9.000%	12/15/2014	663,000

	INTERNET - 1.58%
335,000	Equinix, Inc.	8.125%	3/1/2018	347,144
610,000	Terremark Worldwide, Inc.	12.000%	6/15/2017	698,450
				1,045,594
	IRON/STEEL - 0.31%
205,000	United States Steel Corp.	7.000%	2/1/2018	204,488

	LEISURE TIME - 1.76%
630,000	NCL Corp. Ltd.	11.750%	11/15/2016	703,238
445,000	Travelport LLC	9.875%	9/1/2014	457,238
				1,160,476
Dunham High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010
Principal Amount	Security	Interest Rate (%)	Maturity Date	Market Value
	LODGING - 2.74%
$ 235,000	Ameristar Casinos, Inc. - 144A	9.250%	6/1/2014	$ 249,394
380,000	Boyd Gaming Corp.	6.750%	4/15/2014	337,250
355,000	Gaylord Entertainment Co.	6.750%	11/15/2014	339,025
250,000	MGM Resorts International	10.375%	5/15/2014	275,937
600,000	Wynn Las Vegas LLC - 144A	7.875%	5/1/2020	609,000
				1,810,606
	MACHINERY - DIVERSIFIED - 1.92%
450,000	Chart Industries, Inc.	9.125%	10/15/2015	453,375
295,000	CPM Holdings, Inc. - 144A	10.625%	9/1/2014	313,069
495,000	Manitowoc Co.	9.500%	2/15/2018	503,663
				1,270,107
	MEDIA - 3.05%
330,000	Clear Channel Worldwide Holdings, Inc. - 144A	9.250%	12/15/2017	345,675
245,000	Entravision Communications Corp. - 144A	8.750%	8/1/2017	241,937
275,000	LIN Television Corp. - 144A	8.375%	4/15/2018	282,906
264,000	Salem Communications Corp.	9.625%	12/15/2016	277,530
375,000	Sirius XM Radio, Inc. - 144A	8.750%	4/1/2015	376,875
455,000	XM Satellite Radio, Inc. - 144A	11.250%	6/15/2013	493,106
				2,018,029
	OFFICE FURNISHINGS - 0.55%
325,000	Interface, Inc.	11.375%	11/1/2013	361,562

	OIL & GAS - 7.64%
235,000	Atlas Energy Operating Co.	10.750%	2/1/2018	261,437
110,000	Atlas Energy Operating Co.	12.125%	8/1/2017	125,675
500,000	Berry Petroleum Co.	8.250%	11/1/2016	504,375
475,000	Bill Barrett Corp.	9.875%	7/15/2016	515,375
170,000	Chaparral Energy, Inc.	8.500%	12/1/2015	163,837
530,000	Chaparral Energy, Inc.	8.875%	2/1/2017	508,137
360,000	Chesapeake Energy Corp.	7.250%	12/15/2018	380,700
170,000	Comstock Resources, Inc.	8.375%	10/15/2017	173,187
290,000	Linn Energy LLC - 144A	8.625%	4/15/2020	306,313
325,000	Linn Energy LLC	11.750%	5/15/2017	377,000
310,000	Plains Exploration & Production Co.	10.000%	3/1/2016	339,063
225,000	Quicksilver Resources, Inc.	7.125%	4/1/2016	219,375
160,000	Quicksilver Resources, Inc.	11.750%	1/1/2016	186,600
460,000	SandRidge Energy, Inc. - 144A	9.875%	5/15/2016	487,600
350,000	Swift Energy Co.	7.125%	6/1/2017	331,188
175,000	Swift Energy Co.	8.875%	1/15/2020	175,656
				5,055,518
	OIL & GAS SERVICES - 4.32%
510,000	Basic Energy Services, Inc.	7.125%	4/15/2016	460,912
450,000	Basic Energy Services, Inc.	11.625%	8/1/2014	491,625
Dunham High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010
Principal Amount	Security	Interest Rate (%)	Maturity Date	Market Value
	OIL & GAS SERVICES (Continued) - 4.32%
$ 470,000	Complete Production Services, Inc.	8.000%	12/15/2016	$ 468,825
640,000	Helix Energy Solutions Group, Inc. - 144A	9.500%	1/15/2016	613,600
805,000	Key Energy Services, Inc.	8.375%	12/1/2014	824,119
				2,859,081
	PHARMACEUTICALS - 1.49%
345,000	BioScrip, Inc. - 144A	10.250%	10/1/2015	342,844
315,000	Patheon, Inc. - 144A	8.625%	4/15/2017	317,363
320,000	Quintiles Transnational Corp. - 144A	9.500%	12/30/2014	328,000
				988,207
	PIPELINES - 1.40%
710,000	MarkWest Energy Partners LP	8.500%	7/15/2016	741,063
170,000	MarkWest Energy Partners LP	8.750%	4/15/2018	183,813
				924,876
	REITS - HOTELS - 0.90%
555,000	Felcor Lodging LP	10.000%	10/1/2014	593,850

	RETAIL - APPAREL - 0.30%
195,000	Brown Shoe Co.	8.750%	5/1/2012	197,925

	RETAIL - DISCOUNT - 0.76%
445,000	HSN, Inc.	11.250%	8/1/2016	500,625

	RETAIL - RESTAURANT - 0.70%
190,000	Landry's Restaurants, Inc.	11.625%	12/1/2015	203,537
245,000	Wendy's/Arby's Restaurants LLC	10.000%	7/15/2016	258,781
				462,318
	RETAIL - TOY STORE - 0.25%
160,000	Toys R Us Property Co. - 144A	8.500%	12/1/2017	167,000

	SEMICONDUCTORS - 0.47%
300,000	MagnaChip Semiconductor SA - 144A	10.500%	4/15/2018	309,000

	SOFTWARE - 0.44%
360,000	First Data Corp.	9.875%	9/24/2015	293,400

	STORAGE/WAREHOUSING - 0.54%
350,000	Mobile Mini, Inc.	9.750%	8/1/2014	360,063

	TELECOMMUNICATIONS - 13.87%
885,000	Alcatel-Lucent USA, Inc.	6.450%	3/15/2029	602,906
525,000	Alcatel-Lucent USA, Inc.	6.500%	1/15/2028	353,719
175,000	Broadview Networks Holdings, Inc.	11.375%	9/1/2012	169,531
215,000	Cincinnati Bell, Inc.	8.250%	10/15/2017	207,475
520,000	Cincinnati Bell, Inc.	8.750%	3/15/2018	507,650
510,000	Cricket Communications, Inc.	9.375%	11/1/2014	526,575
300,000	Crown Castle International Corp.	9.000%	1/15/2015	325,125
260,000	Frontier Communications Corp.	6.625%	3/15/2015	261,625
Dunham High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010
Principal Amount	Security	Interest Rate (%)	Maturity Date	Market Value
	TELECOMMUNICATIONS (Continued) - 13.87%
$ 520,000	GCI, Inc.	7.250%	2/15/2014	$ 527,150
475,000	Global Crossing Ltd. - 144A	12.000%	9/15/2015	521,312
350,000	Global Crossing UK Finance PLC	10.750%	12/15/2014	361,812
345,000	Integra Telecom Holdings, Inc. - 144A	10.750%	4/15/2016	344,569
690,000	ITC Deltacom, Inc. - 144A	10.500%	4/1/2016	683,100
720,000	Nextel Communications, Inc.	6.875%	10/31/2013	715,500
730,000	NII Capital Corp.	8.875%	12/15/2019	777,450
630,000	PAETEC Holding Corp.	8.875%	6/30/2017	649,688
940,000	Sprint Nextel Corp.	6.000%	12/1/2016	883,600
390,000	Syniverse Technologies, Inc.	7.750%	8/15/2013	395,850
345,000	TW Telecom Holdings, Inc. - 144A	8.000%	3/1/2018	354,919
				9,169,556
	TRANSPORTATION - 3.22%
430,000	Commercial Barge Line Co.	12.500%	7/15/2017	456,875
460,000	Kansas City Southern de Mexico SA de CV	7.625%	12/1/2013	472,162
440,000	Kansas City Southern de Mexico SA de CV - 144A	8.000%	2/1/2018	467,540
29,000	Kansas City Southern de Mexico SA de CV	9.375%	5/1/2012	29,580
365,000	Kansas City Southern de Mexico SA de CV	12.500%	4/1/2016	437,372
270,000	Ship Finance International Ltd.	8.500%	12/15/2013	267,975
				2,131,504
	TRUCKING & LEASING - 0.50%
330,000	Aircastle Ltd. - 144A	9.750%	8/1/2018	332,887

	TOTAL CORPORATE BONDS			61,384,933
	( Cost - $57,558,683)

	PREFERRED STOCK - 1.98%	Dividend
Shares	BANKS - 1.98%	Rate %
1,015	Wells Fargo & Co.	7.500%		989,625
13,125	Zions Bancorporation	9.500%		318,938
	TOTAL PREFERRED STOCK			1,308,563
	( Cost - $996,175)

	SHORT-TERM INVESTMENTS - 3.59%
	MONEY MARKET FUND - 3.59%
2,373,675	First American Government Obligations Fund, 0.04%			2,373,675
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $2,373,675)

Dunham High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010
Principal Amount	Security			Market Value

	TOTAL INVESTMENTS - 98.38%
	( Cost - $60,928,533)			$ 65,067,171
	OTHER ASSETS LESS LIABILITIES - 1.62%			1,069,148
	NET ASSETS - 100.00%			$ 66,136,319

144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
REIT - Real Estate Investment Trust

At July 31, 2010, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:				$ 4,286,538
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:				(147,900)
	Net unrealized appreciation:			$ 4,138,638

Security valuation policies and other investment related disclosures are herby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

	Dunham Monthly Distribution Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	July 31, 2010
Shares	Security		Market Value
	COMMON STOCK - 73.75%
	BANKS - 2.04%
350,000	Citigroup, Inc. * ^		$ 1,435,000

	BEVERAGES - 2.89%
45,300	Coca-Cola Enterprises, Inc. ^		1,300,110
15,000	Fomento Economico Mexicano SAB de CV ^		730,200
			2,030,310
	BIOTECHNOLOGY - 3.91%
41,500	Charles River Laboratories International, Inc. * ^		1,289,820
20,900	Genzyme Corp. * ^		1,453,804
			2,743,624
	CHEMICALS - 4.33%
31,500	Airgas, Inc. ^		2,056,635
1,100	CF Industries Holdings, Inc. ^		89,309
85,400	Huntsman Corp. ^		894,138
			3,040,082
	COMMERCIAL SERVICES - 4.26%
60,000	Dollar Thrifty Automotive Group, Inc. * ^		2,992,200

	DIVERSIFIED FINANCIAL SERVICES - 3.80%
50,000	AmeriCredit Corp. *		1,205,500
121,600	SLM Corp. * ^		1,459,200
			2,664,700
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.86%
52,300	SunPower Corp. *		603,542

	HEALTHCARE - PRODUCTS - 2.54%
11,500	Alcon, Inc. ^		1,783,420

	HEALTHCARE - SERVICES - 2.97%
28,456	Odyssey HealthCare, Inc. *		761,483
40,000	Psychiatric Solutions, Inc. *		1,325,600
			2,087,083
	HOLDING COMPANIES - DIVERSIFIED - 2.61%
183,800	Liberty Acquisition Holdings Corp. * ^		1,828,810

	INTERNET - 1.00%
61,900	Liberty Media Corp. - Interactive *		700,708

	OIL & GAS - 5.09%
15,000	Apache Corp. ^		1,433,700
40,000	BP PLC - ADR ^		1,538,800
25,100	Mariner Energy, Inc. *		599,639
			3,572,139
	Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2010
Shares	Security		Market Value
	OIL & GAS SERVICES - 6.32%
317,400	Boots & Coots, Inc. *		$ 945,852
84,200	Smith International, Inc.		3,492,616
			4,438,468
	PACKAGING & CONTAINERS - 1.93%
44,400	Pactiv Corp. * ^		1,350,648

	PHARMACEUTICALS - 7.74%
83,900	Biovail Corp.		1,836,571
54,200	Warner Chilcott PLC * ^		1,387,520
13,100	NBTY, Inc. *		705,959
100,000	Pfizer, Inc. ^		1,500,000
			5,430,050
	RETAIL - 5.73%
21,700	Casey's General Stores, Inc. ^		830,025
24,900	McDonald's Corp. ^		1,736,277
67,700	RadioShack Corp. ^		1,458,258
			4,024,560
	SOFTWARE - 6.04%
111,400	Bowne & Co.		1,259,934
20,160	Fidelity National Information Services, Inc. ^		577,987
98,600	Phase Forward, Inc. *		1,656,480
11,500	Sybase, Inc. * ^		747,500
			4,241,901
	TELECOMMUNICATIONS - 9.69%
164,500	ADC Telecommunications, Inc. *		2,094,085
6,500	CenturyLink, Inc.		231,530
14,402	Frontier Communications Corp.		110,031
66,400	Motorola, Inc. * ^		497,336
375,700	Qwest Communications International, Inc.		2,126,462
60,000	Verizon Communications, Inc. ^		1,743,600
			6,803,044

	TOTAL COMMON STOCK		51,770,289
	( Cost - $51,632,370)

	PREFERRED STOCK - 16.77%
	BANKS - 10.38%
76,600	Bank of America Corp.	5/28/2013	1,977,812
33,000	Bank One Capital VI	10/15/2031	837,210
32,300	Fifth Third Capital Trust VII	5/15/2068	845,614
56,300	Goldman Sachs Group, Inc.	10/31/2010	1,397,929
87,358	KeyCorp Capital X	3/15/2068	2,223,261
			7,281,826
	Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2010
Shares	Security		Market Value
	DIVERSIFIED FINANCIAL SERVICES - 6.39%
6,095	Citigroup Capital XIX	8/15/2067	$ 147,072
89,200	Countrywide Capital V	11/1/2036	2,106,904
14,500	JPMorgan Chase Capital XXVI	5/15/2048	395,850
71,500	National City Capital Trust IV	9/15/2047	1,837,550
			4,487,376

	TOTAL PREFERRED STOCK		11,769,202
	( Cost - $10,816,372)

	EXCHANGE TRADED FUNDS - 1.96%
	EQUITY FUND - 1.96%
66,956	PowerShares S&P 500 BuyWrite Portfolio		1,376,749
	TOTAL EXCHANGE TRADED FUNDS
	( Cost - $1,151,000)

	CORPORATE BONDS - 6.15%
	OIL & GAS - 3.20%
1,008,000	Mariner Energy, Inc.	6/30/2016	1,261,260
1,000,000	Transocean, Inc.	12/15/2037	982,500
			2,243,760
	REAL ESTATE - 2.20%
1,474,000	GGP LP ***	4/15/2027	1,547,700

	SEMICONDUCTORS - 0.75%
520,000	Advanced Micro Devices, Inc.	8/15/2012	525,200

	TOTAL CORPORATE BONDS		4,316,660
	( Cost - $4,300,008)

	PURCHASED PUT OPTIONS - 0.23%
100	iShares MSCI Mexico Market Index Fund		36,500
101	Fidelity National Information Services, Inc.		67,670
249	McDonald's Corp.		14,940
1,000	Pfizer, Inc.		33,000
600	Verizon Communications, Inc.		9,600
	TOTAL PURCHASED PUT OPTIONS		161,710
	( Cost - $214,298)

	SHORT-TERM INVESTMENTS - 4.87%
	MONEY MARKET FUND - 4.87%
3,416,795	First American Government Obligations Fund, 0.04%		3,416,795
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $3,416,795)
	Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2010
			Market Value
	TOTAL INVESTMENTS - 103.73%
	( Cost - $71,530,843)		$ 72,811,405
	OTHER LIABILITIES LESS ASSETS - (3.73%)		(2,620,007)
	NET ASSETS - 100.00%		$ 70,191,398

	At July 31, 2010, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:		$ 4,022,287
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:		(2,758,865)
	Net unrealized appreciation:		$ 1,263,422

Contracts**	SCHEDULE OF WRITTEN OPTIONS - (3.40%)
57	Alcon, Inc.		39,473
	Call - Expiration August 2010, Exercise Price $150
18	Alcon, Inc.		7,470
	Call - Expiration August 2010, Exercise Price $155
150	Apache Corp.		184,500
	Call - Expiration September 2010, Exercise Price $85
315	Airgas, Inc.		28,350
	Call - Expiration August 2010, Exercise Price $65
200	BP PLC - ADR		172,200
	Call - Expiration August 2010, Exercise Price $30
200	BP PLC - ADR		79,400
	Call - Expiration August 2010, Exercise Price $35
2,333	Citigroup, Inc.		39,661
	Call - Expiration August 2010, Exercise Price $4
1,167	Citigroup, Inc.		30,342
	Call - Expiration September 2010, Exercise Price $4
217	Casey's General Stores, Inc.		69,440
	Call - Expiration August 2010, Exercise Price $35
453	Coca-Cola Enterprises		56,625
	Call - Expiration August 2010, Exercise Price $27.50
2	CF Industries Holdings, Inc.		4,260
	Call - Expiration August 2010, Exercise Price $60
9	CF Industries Holdings, Inc.		11,070
	Call - Expiration August 2010, Exercise Price $70
415	Charles River Laboratories		120,350
	Call - Expiration September 2010, Exercise Price $30
300	Dollar Thrifty Automotive Group		298,500
	Call - Expiration September 2010, Exercise Price $40
300	Dollar Thrifty Automotive Group		55,500
	Call - Expiration September 2010, Exercise Price $50
	Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2010
Contracts**	SCHEDULE OF WRITTEN OPTIONS (Continued)- (3.40%)		Market Value
101	Fidelity National Information		$ 1,010
	Call - Expiration August 2010, Exercise Price $35
209	Genzyme Corp.		256,025
	Call - Expiration August 2010, Exercise Price $57.50
804	Huntsman Corp.		124,620
	Call - Expiration August 2010, Exercise Price $9
50	Huntsman Corp.		12,625
	Call - Expiration September 2010, Exercise Price $8
619	Liberty Media Holding Corp.		91,302
	Call - Expiration August 2010, Exercise Price $10
249	McDonalds Corp.		37,101
	Call - Expiration September 2010, Exercise Price $70
664	Motorola, Inc.		37,848
	Call - Expiration August 2010, Exercise Price $7
1,000	Pfizer, Inc.		6,000
	Call - Expiration September 2010, Exercise Price $18
444	Pactiv Corp.		68,820
	Call - Expiration August 2010, Exercise Price $30
677	Radioshack Corp.		204,792
	Call - Expiration September 2010, Exercise Price $19
500	SLM Corp.		55,000
	Call - Expiration August 2010, Exercise Price $11
716	SLM Corp.		96,660
	Call - Expiration September 2010, Exercise Price $11
115	Sybase, Inc.		575
	Call - Expiration September 2010, Exercise Price $65
600	Verizon Communications, Inc.		142,800
	Call - Expiration October 2010, Exercise Price $27
542	Warner Chilcott PLC		51,490
	Call - Expiration August 2010, Exercise Price $25
	TOTAL WRITTEN OPTIONS		2,383,809
	(Proceeds - $1,912,321)

Shares	SECURITIES SOLD SHORT - (14.20%)
4,278	Apache Corp.		408,891
68,928	CenturyLink Inc.		2,455,215
6,744	Novartis AG		328,702
58,661	Schlumberger Ltd.		3,499,716
50,000	SunPower Corp. - Cl. A		621,500
47,113	Valeant Pharmaceuticals International		2,653,404
	TOTAL SECURITIES SOLD SHORT		9,967,428
	(Proceeds - $10,421,776)

* Non-Income producing security.
** Each Option Contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
^ Subject to a Call Option Written.
+ Variable rate security. Dividend rate shown as of July 31, 2010
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

Security valuation policies and other investment related disclosures are herby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2010
Shares	Security			Market Value
	COMMON STOCK - 46.77%
	AEROSPACE / DEFENSE - 1.97%
7,245	United Technologies Corp.			$ 515,120

	APPAREL - 1.28%
4,520	NIKE, Inc.			332,853

	BEVERAGES - 2.73%
7,350	Coca-Cola Co.			405,058
4,400	Diageo PLC			307,472
				712,530
	COMPUTERS - 3.12%
8,775	Accenture PLC - Cl. A			347,841
7,690	Infosys Technologies Ltd. - ADR			465,091
				812,932
	DIVERSIFIED FINANCIAL SERVICES - 2.66%
2,000	Affiliated Managers Group, Inc. *			141,660
3,000	Franklin Resources, Inc.			301,740
5,200	T Rowe Price Group, Inc.			250,796
				694,196
	ENGINEERING & CONSTRUCTION - 1.64%
21,200	ABB Ltd. *			427,816

	HEALTHCARE - PRODUCTS - 3.29%
1,310	Alcon, Inc.			203,155
6,400	Johnson & Johnson			371,776
4,500	Medtronic, Inc.			166,365
2,500	Stryker Corp.			116,425
				857,721
	INSURANCE - 1.00%
2,500	Aflac, Inc.			122,975
2,400	Prudential Financial, Inc.			137,496
				260,471
	INTERNET - 4.03%
4,432	Amazon.com, Inc. *			522,488
25,300	Ebay, Inc. *			529,023
				1,051,511
	MACHINERY - CONSTRUCTION & MINING - 1.02%
3,800	Caterpillar, Inc.			265,050

	MISCELLANEOUS MANUFACTURING - 4.39%
5,000	Dover Corp.			239,850
8,200	Eaton Corp.			643,372
4,200	Parker Hannifin Corp.			260,904
				1,144,126
Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010
Shares	Security			Market Value
	OIL & GAS - 6.70%
5,020	Devon Energy Corp.			$ 313,700
11,715	Halliburton Co.			350,044
6,000	Nexen, Inc.			124,200
12,700	Noble Corp.			412,750
3,300	Occidental Petroleum Corp.			257,169
12,199	Pride International, Inc. *			290,213
				1,748,076
	PHARMACEUTICALS - 0.89%
6,750	Merck & Co.			232,605

	RETAIL - 0.99%
5,050	Wal-Mart Stores, Inc.			258,510

	SEMICONDUCTORS - 2.88%
26,580	ARM Holdings PLC - ADR			410,661
10,000	Intel Corp.			206,000
4,200	Linear Technology Corp.			133,896
				750,557
	SOFTWARE - 4.13%
20,600	Microsoft Corp.			531,686
23,050	Oracle Corp.			544,902
				1,076,588
	TELECOMMUNICATIONS - 4.05%
25,125	Cisco Systems, Inc. *			579,634
12,550	QUALCOMM, Inc.			477,904
				1,057,538

	TOTAL COMMON STOCK			12,198,200
	( Cost - $11,858,417)

Shares	Security	Dividend Rate (%)
	PREFERRED STOCK - 8.65%
	AGRICULTURE - 2.11%
9,500	Archer-Daniels-Midland Co.	6.250%		364,895
400	Bunge Ltd.	5.125%		185,000
				549,895
	BANKS - 2.15%
265	Bank of America Corp.	7.250%		243,800
325	Wells Fargo & Co.	7.500%		316,875
				560,675
	DIVERSIFIED FINANCIAL SERVICES - 2.01%
5,500	AMG Capital Trust II	5.150%		188,719
4,200	Vale Capital II	6.750%		335,370
				524,089
Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010
Shares	Security	Dividend Rate (%)		Market Value
	OIL & GAS - 1.61%
7,700	Apache Corp.	6.000%		$ 419,727

	PHARMACEUTICALS - 0.77%
190	Mylan, Inc.	6.500%		201,138

	TOTAL PREFERRED STOCK			2,255,524
	( Cost - $1,992,591)

	CONVERTIBLE BONDS - 41.49%
Principal Amount	BEVERAGES - 1.03%	Interest Rate (%)	Maturity Date
$ 250,000	Coca-Cola Co.	3.625%	3/15/2014	268,193

	BIOTECHNOLOGY - 1.03%
250,000	Life Technologies Corp.	3.250%	6/15/2025	267,500

	COMPUTERS - 7.49%
610,000	EMC Corp/Massachusetts	1.750%	12/1/2013	825,025
260,000	International Business Machines Corp.	2.100%	5/6/2013	268,130
610,000	NetApp, Inc.	1.750%	6/1/2013	861,625
				1,954,780
	COSMETICS / PERSONAL CARE - 0.93%
230,000	Colgate-Palmolive Co.	3.150%	8/5/2015	243,575

	ENTERTAINMENT - 0.79%
185,000	International Game Technology - 144A	3.250%	5/1/2014	204,888

	HEALTHCARE SERVICES / PRODUCTS - 4.33%
290,000	Kinetic Concepts, Inc. - 144A	3.250%	4/15/2015	283,475
325,000	Medtronic, Inc.	1.625%	4/15/2013	328,656
250,000	NuVasive, Inc.	2.250%	3/15/2013	256,875
250,000	Stryker Corp.	3.000%	1/15/2015	260,170
				1,129,176
	HOLDING COMPANIES - DIVERSIFIED - 0.92%
210,000	Leucadia National Corp.	3.750%	4/15/2014	239,925

	INTERNET - 3.14%
270,000	Priceline.com, Inc. - 144A	1.250%	3/15/2015	276,750
531,000	Symantec Corp.	1.000%	6/15/2013	542,284
				819,034
	IRON / STEEL - 0.57%
110,000	Allegheny Technologies, Inc.	4.250%	6/1/2014	150,012

	MACHINERY - DIVERSIFIED - 1.14%
277,000	AGCO Corp.	1.250%	12/15/2036	296,044

Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010
Principal Amount	Security	Dividend Rate (%)	Maturity Date	Market Value
	MINING - 5.02%
$ 350,000	Goldcorp, Inc. - 144A	2.000%	8/1/2014	$ 399,437
230,000	Newmont Mining Corp.	1.250%	7/15/2014	307,625
300,000	Newmont Mining Corp.	1.625%	7/15/2017	405,000
70,000	Newmont Mining Corp.	3.000%	2/15/2012	91,438
110,000	Sterlite Industries India Ltd.	4.000%	10/30/2014	106,975
				1,310,475
	MISCELLANEOUS MANUFACTURING - 1.08%
250,000	Danaher Corp.		1/22/2021	280,625

	OIL & GAS - 0.52%
150,000	Chesapeake Energy Corp.	2.750%	11/15/2035	136,125

	PHARMACEUTICALS - 4.71%
270,000	Endo Pharmaceuticals Holdings, Inc. - 144A	1.750%	4/15/2015	275,062
40,000	Medicis Pharmaceutical Corp.	2.500%	6/4/2032	40,850
220,000	Mylan, Inc.	1.250%	3/15/2012	223,300
115,000	Salix Pharmaceuticals Ltd.	2.750%	5/15/2015	133,903
190,000	Teva Pharmaceutical Finance Co. BV	1.750%	2/1/2026	213,038
295,000	Teva Pharmaceutical Finance Co. LLC	0.250%	2/1/2026	341,831
				1,227,984
	RETAIL - 2.07%
190,000	Best Buy Co.	2.250%	1/15/2022	200,687
325,000	Wal-Mart Stores, Inc.	2.875%	4/1/2015	340,259
				540,946
	SEMICONDUCTORS - 4.26%
235,000	Intel Corp. - 144A	3.250%	8/1/2039	279,650
130,000	Linear Technology Corp.	3.000%	5/1/2027	131,720
292,000	ON Semiconductor Corp.	2.625%	12/15/2026	286,890
140,000	Rovi Corp. - 144A	2.625%	2/15/2040	158,725
230,000	Xilinx, Inc. - 144A	2.625%	6/15/2017	253,863
				1,110,848
	SOFTWARE - 2.46%
245,000	Concur Technologies, Inc. - 144A	2.500%	4/15/2015	266,131
340,000	Nuance Communications, Inc.	2.750%	8/15/2027	375,700
				641,831

	TOTAL CONVERTIBLE BONDS			10,821,961
	( Cost - $9,785,237)
Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010
Shares	Security			Market Value
	MONEY MARKET FUND - 3.19%
830,671	Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.26%			$ 830,671
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $830,671)

	TOTAL INVESTMENTS - 100.10%
	( Cost - $24,466,916)			$ 26,106,356
	OTHER LIABILITIES LESS ASSETS - (0.10%)			(25,399)
	NET ASSETS - 100.00%			$ 26,080,957

*  Non-Income producing security.
ADR - American Depositary Receipt
144A - Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.

At July 31, 2010, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:				$ 2,457,436
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:				(817,996)
	Net unrealized appreciation:			$ 1,639,440

	Security valuation policies and other investment related disclosures are hereby incorporated by reference
	to the annual and semi-annual reports previously filed with the Securities and Exchange Commission form N-CSR

	Dunham Large Cap Value Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	July 31, 2010
Shares		Value

	COMMON STOCK - 97.6%
	AEROSPACE/DEFENSE - 5.0%
16,572	Honeywell International, Inc.	$ 710,276
15,316	United Technologies Corp.	1,088,967
		1,799,243
	BANKS - 11.6%
90,828	Bank of America Corp.	1,275,225
34,200	Bank of New York Mellon Corp.	857,394
33,002	JPMorgan Chase & Co.	1,329,321
27,907	US Bancorp	666,977
		4,128,917
	COMPUTERS - 1.4%
38,400	Dell, Inc. *	508,416

	CONGLOMERATES - 9.1%
17,700	Dover Corp.	849,069
16,352	Emerson Electric Co.	810,078
9,967	Fortune Brands, Inc.	437,352
70,927	General Electric Co.	1,143,343
		3,239,842
	COSMETICS/PERSONAL CARE - 3.3%
19,200	Procter & Gamble Co.	1,174,272

	ELECTRIC UTILITIES - 5.1%
29,700	Public Service Enterprise Group, Inc.	977,130
16,536	NextEra Energy, Inc.	864,833
		1,841,963
	HEALTHCARE-SERVICES - 3.6%
10,800	Covance, Inc. *	418,608
18,600	Humana, Inc. *	874,572
		1,293,180
	INDUSTRIAL EQUIPMENT - 1.3%
12,580	Ingersoll-Rand PLC	471,247

	INSURANCE - 1.9%
24,432	Allstate Corp.	689,960

	INTERNET - 1.4%
23,900	eBay, Inc. *	499,749

	Dunham Large Cap Value Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2010
Shares		Value

	MEDIA - 1.8%
11,200	Time Warner Cable, Inc.	$ 640,304

	MEDICAL - 4.3%
12,800	Baxter International, Inc.	560,256
8,902	Laboratory Corp. of America Holdings *	649,668
6,900	Quest Diagnostics, Inc.	324,231
		1,534,155
	MINING - 2.6%
12,800	Freeport-McMoRan Copper & Gold, Inc.	915,712

	OIL & GAS - 18.5%
17,932	Apache Corp.	1,713,941
20,400	Chevron Corp.	1,554,684
22,796	ConocoPhillips	1,258,795
38,974	Marathon Oil Corp.	1,303,680
16,400	Transocean Ltd. *	757,844
		6,588,944
	PHARMACEUTICALS - 4.5%
27,400	AmerisourceBergen Corp.	821,178
19,400	Watson Pharmaceuticals, Inc. *	785,700
		1,606,878
	RETAIL - APPAREL - 2.0%
9,800	NIKE, Inc.	721,672

	RETAIL - AUTO PARTS - 4.0%
6,736	AutoZone, Inc. *	1,425,136

	RETAIL - CONSUMER ELECTRONICS - 1.4%
14,100	Best Buy Co., Inc.	488,706

	RETAIL - DISCOUNT - 2.1%
14,700	Wal-Mart Stores, Inc.	752,493

	SEMICONDUCTORS - 3.2%
56,128	Intel Corp.	1,156,237

	SOFTWARE - 2.9%
39,800	Microsoft Corp.	1,027,238

	TELEPHONE - INTERGRATED - 2.1%
28,245	AT&T, Inc.	732,675

	Dunham Large Cap Value Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2010
Shares		Value

	TOBACCO - 4.5%
49,895	Altria Group, Inc.	$ 1,105,673
9,595	Philip Morris International, Inc.	489,729
		1,595,402

	TOTAL COMMON STOCK ( Cost - $29,759,668)	34,832,341

	SHORT-TERM INVESTMENTS - 2.4%
	MONEY MARKET FUND - 2.4%
855,553	AIM STIT-STIC Prime Portfolio	855,553
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $855,553)	855,553

	TOTAL INVESTMENTS - 100.0% ( Cost - $30,615,221)	$ 35,687,894
	OTHER ASSETS LESS LIABILITIES - 0.0%	9,360
	NET ASSETS - 100.0%	$ 35,697,254

	* Non-income producing security.
	At July 31, 2010, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:	$ 6,462,340
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:	(1,389,667)
	Net unrealized appreciation:	$ 5,072,673

Security valuation policies and other investment related disclosures are herby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

Dunham Real Estate Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2010
Shares		Market Value
	COMMON STOCK - 97.5%
	REITS - APARTMENTS- 14.9%
3,740	AvalonBay Communities , Inc.	$ 393,037
8,900	Equity Residential	408,065
1,800	Essex Property Trust , Inc.	189,198
500	Post Properties , Inc.	12,740
10,300	UDR , Inc.	217,433
		1,220,473
	REITS - DIVERSIFIED- 14.3%
2,700	Cousins Properties , Inc.	18,495
3,300	Digital Realty Trust , Inc.	208,626
17,100	Lexington Realty Trust	109,953
7,000	Liberty Property Trust	221,900
2,200	Mission West Properties , Inc.	15,532
2,967	One Liberty Properties , Inc.	46,167
1,400	PS Business Parks , Inc.	81,298
4,111	Vornado Realty Trust	340,309
4,400	Washington Real Estate Investment Trust	133,540
		1,175,820
	REITS - HEALTH CARE- 5.0%
5,700	HCP , Inc.	202,179
1,400	Health Care REIT , Inc.	63,434
700	Nationwide Health Properties , Inc.	26,194
2,400	Ventas , Inc.	121,728
		413,535
	REITS - HOTELS- 9.9%
17,100	Ashford Hospitality Trust , Inc. *	150,309
2,800	FelCor Lodging Trust , Inc. *	16,604
4,000	Hersha Hospitality Trust	20,320
10,100	Hospitality Properties Trust	206,545
14,626	Host Hotels & Resorts , Inc.	209,737
16,900	Strategic Hotels & Resorts , Inc. *	77,909
12,500	Sunstone Hotel Investors , Inc. *	129,000
		810,424
	REITS - MANUFACTURED HOMES- 1.3%
3,800	Sun Communities , Inc.	110,580

	REITS - MORTGAGE- 0.1%
1,100	Gramercy Capital Corp. *	1,584
Dunham Real Estate Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010
Shares		Market Value
	REITS - OFFICE PROPERTY- 16.9%
2,700	Boston Properties , Inc.	$ 221,130
13,900	Brandywine Realty Trust	157,904
6,975	CommonWealth REIT	181,001
3,000	Douglas Emmett , Inc.	47,430
6,400	Highwoods Properties , Inc.	200,384
6,300	Mack-Cali Realty Corp.	202,986
2,600	MPG Office Trust , Inc. *	8,164
5,700	Parkway Properties , Inc./Md	95,247
4,500	SL Green Realty Corp.	271,080
		1,385,326
	REITS - REGIONAL MALLS - 16.5%
12,500	CBL & Associates Properties , Inc.	175,875
9,000	General Growth Properties , Inc.	125,280
14,400	Glimcher Realty Trust	95,760
3,912	Macerich Co.	162,152
10,500	Pennsylvania Real Estate Investment Trust	129,045
7,491	Simon Property Group , Inc.	668,346
		1,356,458
	REITS - SHOPPING CENTERS - 8.3%
6,400	Acadia Realty Trust	118,656
500	Federal Realty Investment Trust	39,095
8,200	Inland Real Estate Corp.	68,060
4,181	Kimco Realty Corp.	63,008
5,500	Regency Centers Corp.	207,570
8,800	Weingarten Realty Investors	186,296
		682,685
	REITS - SINGLE TENANT - 0.3%
100	Alexander's , Inc.	33,417

	REITS - STORAGE - 5.8%
3,182	Public Storage	312,218
1,100	Sovran Self Storage , Inc.	40,480
15,000	U-Store-It Trust	121,050
		473,748
	REITS - WAREHOUSE/INDUSTRIAL - 4.2%
1,000	AMB Property Corp.	24,960
20,700	First Industrial Realty Trust , Inc. *	87,354
7,000	First Potomac Realty Trust	108,500
11,200	ProLogis	121,632
		342,446

	TOTAL COMMON STOCK ( Cost - $6,180,308)	8,006,496
Dunham Real Estate Stock Fund
PORTFOLIO OF INVESTMENTS
July 31, 2010
Shares		Market Value
	SHORT-TERM INVESTMENTS - 2.5%
	MONEY MARKET FUND - 2.5%
204,690	Fidelity Institutional Money Market Funds - Government Portfolio - 0.08%	$ 204,690

	TOTAL SHORT-TERM INVESTMENTS ( Cost - $204,690)	204,690

	TOTAL INVESTMENTS - 100.0% ( Cost - $6,384,998)	$8,211,186
	OTHER ASSETS LESS LIABILITIES - 0.0%	136
	NET ASSETS - 100.0%	$8,211,322

* Non-income producing security.
At July 31, 2010, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:		$ 1,929,959
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:		(103,771)
	Net unrealized appreciation:	$ 1,826,188

Security valuation policies and other investment related disclosures are herby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

	Dunham International Stock Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	July 31, 2010
Shares		Value

	COMMON STOCK - 98.6%
	AEROSPACE/DEFENSE - 1.4%
38,769	BAE Systems PLC	$ 190,398
41,509	Rolls-Royce Group PLC *	378,285
		568,683
	AGRICULTURE - 0.2%
3,800	Swedish Match AB	89,954

	AIRLINES - 0.1%
10,502	Turk Hava Yollari *	30,413

	AUTO MANUFACTURERS - 3.4%
30,000	Fuji Heavy Industries Ltd. *	164,729
233	Hyundai Motor Co.	29,387
480	Hyundai Motor Co.	20,030
1,060	Hyundai Motor Co.	46,472
10,630	Kia Motors Corp.	278,261
4,000	Mazda Motor Corp.	9,654
5,890	Peugeot SA *	175,154
1,431	Porsche Automobil Holding SE	73,147
11,749	Renault SA *	526,857
		1,323,691
	AUTO PARTS & EQUIPMENT - 3.9%
9,334	Cie Generale des Etablissements Michelin	712,383
57,541	GKN PLC *	122,201
11,000	Koito Manufacturing Co. Ltd.	159,968
5,223	Nokian Renkaat OYJ	146,929
10,500	Sumitomo Rubber Industries Ltd.	103,714
7,417	Valeo SA *	266,546
		1,511,741
	BANKS - 9.6%
10,695	ABSA Group Ltd.	199,220
44,321	Akbank TAS	245,664
10,052	Alpha Bank AE *	76,604
17,904	Anglo Irish Bank Corp. Ltd. *	-
1,807	Asya Katilim Bankasi AS	4,518
343	Banco Santander Chile - ADR	28,472
360,500	Bank Danamon Indonesia Tbk PT	216,238
5,963	Bank Handlowy w Warszawie SA	150,434
135,500	Bank of Ayudhya PCL	86,713
12,449	Bank of Cyprus Public Co. Ltd.	67,082
1,717	BNP Paribas	117,708
26,886	Credit Agricole SA	368,015
115,053	FirstRand Ltd.	319,123
80,242	Governor & Co. of the Bank of Ireland *	87,597

	Dunham International Stock Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2010
Shares		Value

	BANKS - 9.6% (Continued)
21,100	Grupo Financiero Banorte SAB de CV	$ 82,008
55,300	Malayan Banking Bhd	134,662
5,767	National Bank of Greece SA *	84,454
10,401	Natixis *	55,566
496	Nordea Bank AB	4,964
26,100	Public Bank Bhd	100,291
8,119	Standard Bank Group Ltd.	126,198
2,720	Turkiye Garanti Bankasi AS	14,091
27,778	Turkiye Halk Bankasi AS	225,293
91,693	Turkiye Is Bankasi	344,241
79,815	Turkiye Vakiflar Bankasi Tao	216,118
28,000	United Overseas Bank Ltd.	409,707
		3,764,981
	BEVERAGES - 2.0%
1,457	Carlsberg A/S	129,352
2,900	Cia de Bebidas das Americas	312,719
219	Heineken Holding NV	8,611
7,158	Heineken NV	324,908
		775,590
	BUILDING MATERIALS - 0.4%
5,000	Asahi Glass Co. Ltd.	50,888
435	Cie de St-Gobain	18,567
1,809	HeidelbergCement AG	91,557
		161,012
	CHEMICALS - 2.9%
7,405	Akzo Nobel NV	437,040
18	Akzo Nobel NV - ADR	1,063
6,058	BASF SE	353,674
7,197	Koninklijke DSM NV	342,237
2,000	Nissan Chemical Industries Ltd.	23,708
		1,157,722
	COMMERCIAL SERVICES - 0.1%
1,190	Randstad Holding NV *	53,592

	COMPUTERS - 0.4%
9,895	Logitech International SA *	155,816

	COSMETICS/PERSONAL CARE - 0.6%
8,600	Kao Corp.	203,231
212	L'Oreal SA	22,284
		225,515
	DISTRIBUTION/WHOLESALE - 0.6%
7,000	Jardine Cycle & Carriage Ltd.	184,620
2,251	Wolseley PLC *	50,877
		235,497
	Dunham International Stock Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2010
Shares		Value

	DIVERSIFIED FINANCIAL SERVICES - 2.3%
35,609	Babcock & Brown Ltd. *	$ -
34,430	BM&FBovespa SA	254,457
12,400	Hong Kong Exchanges and Clearing Ltd.	204,214
15,117	Investec Ltd.	123,327
22,770	Investec PLC	177,061
8,800	Redecard SA	134,827
6,416	RMB Holdings Ltd.	30,375
		924,261
	ELECTRIC - 1.9%
12,700	Centrais Eletricas Brasileiras SA	164,111
5,100	Cia Energetica de Sao Paulo	77,761
799	Cia Paranaense de Energia - ADR	17,514
5,400	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	113,618
4,086	Empresa Nacional de Electricidad SA/Chile - ADR	202,461
20,000	Hongkong Electric Holdings Ltd.	121,151
16,400	Tenaga Nasional Bhd	44,313
		740,929
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
7,600	Brother Industries Ltd.	81,394

	ELECTRONICS - 2.7%
4,400	Alps Electric Co. Ltd. *	39,759
4,000	Coretronic Corp.	5,580
23,425	Koninklijke Philips Electronics NV	730,308
26,230	Laird PLC	50,578
2,830	LG Display Co. Ltd.	86,531
4,411	LG Display Co. Ltd. - ADR	67,797
5,500	Mitsumi Electric Co. Ltd.	91,765
		1,072,318
	ENGINEERING & CONSTRUCTION - 1.0%
20,219	Aveng Ltd.	99,941
833	Bouygues SA	35,258
5,300	Grupo Aeroportuario del Pacifico SAB de CV - Cl. B	17,162
1,858	Hochtief AG	120,543
1,341	Koninklijke Boskalis Westminster NV	55,547
9,685	Sacyr Vallehermoso SA *	49,789
		378,240
	ENTERTAINMENT - 0.3%
8,549	OPAP SA	126,894

	FOOD - 6.9%
2,684	BIM Birlesik Magazalar AS	82,486
5,242	Jeronimo Martins SGPS SA	57,427
1,389	Kerry Group PLC	44,294
	Dunham International Stock Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2010
Shares		Value
	FOOD - 6.9% (Continued)
5,066	Kesko OYJ	$ 197,013
34,819	Koninklijke Ahold NV	448,399
19,841	Nestle SA	981,623
31,929	Parmalat SpA	77,492
5,790	Shoprite Holdings Ltd.	72,606
20,663	Unilever NV - ADR	609,499
5,203	Unilever NV - ADR	153,436
		2,724,275
	FOOD SERVICE - 0.6%
27,709	Compass Group PLC	230,915

	FOREST PRODUCTS & PAPER - 0.1%
5,736	Mondi PLC	40,585

	HEALTHCARE-PRODUCTS - 1.2%
119	Cie Generale d'Optique Essilor International SA	7,465
1,201	Coloplast A/S	125,025
4,925	Smith & Nephew PLC	42,913
1,011	Smith & Nephew PLC - ADR	44,100
3,261	William Demant Holding AS *	239,485
		458,988
	HOLDING COMPANIES-DIVERSIFIED - 3.2%
135,353	Dogan Sirketler Grubu Holdings	97,791
2,256	GEA Group AG	50,775
46,522	Haci Omer Sabanci Holding AS	216,341
9,594	Imperial Holdings Ltd.	126,870
28,100	Investimentos Itau SA	208,953
96,434	KOC Holding AS	380,698
1,680	LG Corp.	116,073
3,385	Remgro Ltd.	46,428
		1,243,929
	HOME FURNISHINGS - 1.6%
22,671	Arcelik AS	112,047
23,593	Electrolux AB	527,952
		639,999
	HOUSEWARES - 0.2%
57,407	Turk Sise ve Cam Fabrikalari AS *	72,036

	INSURANCE - 4.1%
25,498	Discovery Holdings Ltd.	126,809
2,620	Dongbu Insurance Co. Ltd.	81,404
1,480	Hannover Rueckversicherung AG	71,494
3,021	Muenchener Rueckversicherungs AG	421,400
9,411	Sampo OYJ	230,548
1,017	Samsung Fire & Marine Insurance Co. Ltd.	176,809
34,544	Sanlam Ltd.	118,438
	Dunham International Stock Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2010
Shares		Value
	INSURANCE - 4.1% (Continued)
2,496	SCOR SE	$ 54,899
1,143	Swiss Life Holding AG *	120,221
411	Swiss Reinsurance Co. Ltd.	18,945
813	Zurich Financial Services AG	189,918
		1,610,885
	INTERNET - 0.2%
6,987	United Internet AG	86,846

	INVESTMENT COMPANIES - 1.5%
11,773	Discount Investment Corp.	222,284
24,779	Man Group PLC	84,533
9,271	Ratos AB	265,427
		572,244
	IRON/STEEL - 2.7%
424	ArcelorMittal South Africa Ltd.	4,949
1,850	Dongkuk Steel Mill Co. Ltd.	37,515
2,618	Kumba Iron Ore Ltd.	132,884
6,459	Salzgitter AG	434,490
2,688	Severstal OAO - GDR *	31,745
7,051	ThyssenKrupp AG	210,310
6,481	Voestalpine AG	207,792
		1,059,685
	LEISURE TIME - 0.1%
1,400	Yamaha Motor Co. Ltd. *	18,080

	MACHINERY-CONSTRUCTION & MINING - 0.8%
19,082	Atlas Copco AB	285,458
2,265	Atlas Copco AB	37,149
		322,607
	MACHINERY-DIVERSIFIED - 0.0%
392	Metso OYJ	15,499

	MEDIA - 0.1%
2,109	Societe Television Francaise 1	33,634

	METAL FABRICATE/HARDWARE - 1.8%
28,535	Tenaris SA	571,596
464	Tenaris SA - ADR	18,583
1,319	Vallourec SA	128,650
		718,829
	MINING - 4.5%
8,812	KGHM Polska Miedz SA	307,523
20,870	MMC Norilsk Nickel - ADR	339,764
10,699	Southern Copper Corp.	336,056
22,766	Umicore	769,979
		1,753,322
	Dunham International Stock Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2010
Shares		Value

	MISCELLANEOUS MANUFACTURING - 0.7%
959	Alfa Laval AB	$ 14,897
351	Cheil Industries, Inc.	26,981
6,365	IMI PLC	71,400
8,500	Konica Minolta Holdings, Inc.	88,981
12,437	Tomkins PLC	63,261
		265,520
	OIL & GAS - 1.0%
1,766	Royal Dutch Shell PLC	46,762
414	SK Holdings Co. Ltd.	32,510
14,255	Tupras Turkiye Petrol Rafine	324,730
		404,002
	OIL & GAS SERVICES - 0.3%
5,652	Petrofac Ltd.	111,030

	PHARMACEUTICALS - 11.3%
2,897	Actelion Ltd. *	117,309
10,200	Astellas Pharma, Inc.	344,758
22,241	AstraZeneca PLC	1,117,035
31,321	GlaxoSmithKline PLC - ADR	1,101,560
1,000	Kyowa Hakko Kirin Co. Ltd.	10,246
3,782	Novo Nordisk A/S	324,532
1,800	Ono Pharmaceutical Co. Ltd.	74,323
6,054	Orion OYJ	117,217
19	Roche Holding AG	2,473
15,123	Sanofi-Aventis SA	881,667
369	Sanofi-Aventis SA - ADR	10,753
3,600	Santen Pharmaceutical Co. Ltd.	120,427
4,400	Takeda Pharmaceutical Co. Ltd.	201,781
		4,424,081
	REAL ESTATE - 0.8%
52,000	Chinese Estates Holdings Ltd.	95,816
28,000	Fraser and Neave Ltd.	113,289
22,000	Hysan Development Co. Ltd.	68,490
26,000	Sino Land Co. Ltd.	49,251
		326,846
	RETAIL - APPAREL/SHOES - 1.5%
7,390	Esprit Holdings Ltd.	46,443
12,081	Hennes & Mauritz AB	381,895
563	Inditex SA	37,351
3,281	Next PLC	110,797
		576,486

	Dunham International Stock Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2010
Shares		Value

	RETAIL - BUILDING PRODUCTS - 0.2%
19,734	Kingfisher PLC	$ 66,808

	RETAIL - CONVENIENCE STORE - 0.2%
75,900	CP ALL PCL	75,946

	RETAIL - MAJOR DEPARTMENT STORE - 0.4%
22,440	Home Retail Group PLC	84,236
11,933	Pick n Pay Stores Ltd.	74,535
		158,771
	RETAIL - MISC/DIVERSIFIED - 0.1%
4,731	Massmart Holdings Ltd.	83,043
11,804	Woolworths Holdings Ltd/South Africa	42,079
		125,122
	RETAIL - PUBS - 0.3%
39,979	Enterprise Inns PLC *	64,323
51,316	Punch Taverns PLC *	59,183
		123,506
	SEMICONDUCTORS - 1.7%
9,900	ASM Pacific Technology Ltd.	90,525
26,796	Infineon Technologies AG *	181,509
61	Infineon Technologies AG - ADR *	414
409,727	Macronix International	272,833
41,514	Novatek Microelectronics Corp. Ltd.	110,207
		655,488
	SHIPBUILDING - 0.3%
42,000	SembCorp Marine Ltd.	123,898

	TELECOMMUNICATIONS - 15.8%
41,200	America Movil SAB de CV	104,276
3,050	America Movil SAB de CV - ADR	151,310
1,454	BCE, Inc.	44,485
64,179	Bezeq Israeli Telecommunication Corp. Ltd.	141,335
5,500	Brasil Telecom SA *	36,020
158,407	BT Group PLC	355,131
129	BT Group PLC - ADR	2,887
60,009	Cable & Wireless Worldwide PLC	62,940
2,391	Cellcom Israel Ltd.	65,992
1,882	Cellcom Israel Ltd.	51,586
511	Comstar United Telesystems OJSC - GDR *	3,337
23,072	Deutsche Telekom AG	310,752
2,448	Deutsche Telekom AG - ADR	32,754
9,421	Inmarsat PLC	109,215
29	KDDI Corp.	141,289
10,479	Koninklijke KPN NV	146,034
22,007	Mobile Telesystems OJSC - ADR	488,555

	Dunham International Stock Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2010
Shares		Value

	TELECOMMUNICATIONS - 15.8% (Continued)
8,900	Nippon Telegraph & Telephone Corp.	$ 369,932
2,041	Nippon Telegraph & Telephone Corp. - ADR	42,555
21,427	Nokia OYJ - ADR	203,771
101,813	Nokia OYJ	961,510
225	NTT DoCoMo, Inc. - ADR	3,580
86	NTT DoCoMo, Inc.	136,544
7,422	Portugal Telecom SGPS SA	81,896
346	Swisscom AG	129,707
6,852	Tele Norte Leste Participacoes SA - ADR	100,245
18,649	Tele2 AB	331,746
20,824	Telecom Corp. of New Zealand Ltd.	30,066
55,637	Telefonaktiebolaget LM Ericsson	615,643
36,700	Telefonos de Mexico SAB de CV	26,531
1,880	Telefonos de Mexico SAB de CV - ADR	27,166
9,906	Telenor ASA	153,172
4,548	Telkom SA Ltd.	21,279
13,218	Turk Telekomunikasyon AS	49,592
7,584	VimpelCom Ltd. - ADR *	123,695
126,429	Vodafone Group PLC	295,297
11,788	Vodafone Group PLC - ADR	276,782
		6,228,607
	TRANSPORTATION - 0.1%
11,000	ComfortDelgro Corp. Ltd.	12,980
2,302	Deutsche Post AG	40,241
		53,221
	WATER - 0.3%
2,000	Cia de Saneamento Basico do Estado de Sao Paulo	39,704
1,577	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	62,780
		102,484

	TOTAL COMMON STOCK ( Cost - $36,189,099)	38,802,417

	TOTAL INVESTMENTS - 98.6% ( Cost - $36,562,762)	$ 38,802,417
	OTHER ASSETS LESS LIABILITIES - 1.4%	556,419
	NET ASSETS - 100.0%	$ 39,358,836

	* Non-income producing security.
	ADR - American Depositary Receipt
	GDR - Global Depositary Receipt
	At July 31, 2010, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:	$ 5,264,751
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:	(2,651,433)
	Net unrealized appreciation:	$ 2,613,318

Security valuation policies and other investment related disclosures are herby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

	Dunham Small Cap Value Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	July 31, 2010
Shares		Value

	COMMON STOCK - 97.3%
	AEROSPACE/DEFENSE - 2.7%
5,380	Triumph Group, Inc.	$ 408,342

	APPAREL - 1.7%
5,250	Columbia Sportswear Co.	257,302

	AUTO PARTS & EQUIPMENT - 1.7%
12,200	Cooper Tire & Rubber Co.	263,642

	BANKS - 9.4%
20,390	Astoria Financial Corp.	269,964
2,420	Bank of the Ozarks, Inc.	90,629
11,450	Community Bank System, Inc.	283,387
22,600	Fulton Financial Corp.	205,886
5,885	PacWest Bancorp	123,173
3,985	Westamerica Bancorporation	214,234
7,740	Wintrust Financial Corp.	240,869
		1,428,142
	BUILDING PRODUCTS - 1.3%
3,700	AO Smith Corp.	202,316

	CHEMICALS - 2.8%
8,170	Cabot Corp.	241,015
6,120	Innophos Holdings, Inc.	179,377
		420,392
	COMMERCIAL SERVICES - 2.6%
8,540	Brink's Co.	187,026
12,030	CDI Corp.	202,104
		389,130
	DISTRIBUTION/WHOLESALE - 2.3%
12,702	Owens & Minor, Inc.	345,367

	ELECTRIC - 1.1%
5,920	UIL Holdings Corp.	161,320

	ELECTRICAL COMPONENTS & EQUIPMENT - 3.1%
19,720	Belden, Inc.	471,111

	ELECTRONICS - 2.5%
16,700	CTS Corp.	156,145
8,288	Park Electrochemical Corp.	227,423
		383,568
	GAS - 4.1%
5,170	Northwest Natural Gas Co.	245,110
8,125	South Jersey Industries, Inc.	379,600
		624,710
	HAND/MACHINE TOOLS - 2.2%
10,780	Franklin Electric Co., Inc.	331,485

	Dunham Small Cap Value Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2010
Shares		Value

	HEALTHCARE-PRODUCTS - 4.5%
6,120	Cooper Cos., Inc.	$ 237,823
12,330	Meridian Bioscience, Inc.	236,859
6,620	STERIS Corp.	210,450
		685,132
	HOUSEHOLD PRODUCTS - 7.0%
14,200	Ennis, Inc.	240,264
4,095	Lancaster Colony Corp.	212,612
4,720	Toro Co.	245,676
9,170	Tupperware Brands Corp.	361,206
		1,059,758
	INSURANCE - 8.9%
11,530	Alterra Capital Holdings Ltd.	223,106
29,360	American Equity Investment Life Holding Co.	317,088
1,480	Infinity Property & Casualty Corp.	71,099
6,695	Platinum Underwriters Holdings Ltd.	261,641
7,000	Protective Life Corp.	157,430
3,300	Safety Insurance Group, Inc.	129,360
5,070	StanCorp Financial Group, Inc.	191,088
		1,350,812
	IRON/STEEL - 1.3%
4,400	Schnitzer Steel Industries, Inc.	201,608

	METAL FABRICATE/HARDWARE - 1.4%
15,120	Worthington Industries, Inc.	216,670

	OFFICE FURNISHINGS - 0.8%
9,170	Knoll, Inc.	128,655

	OIL & GAS - 3.3%
8,650	Holly Corp.	231,214
6,450	SM Energy Co.	267,159
		498,373
	OIL & GAS SERVICES - 2.4%
13,000	RPC, Inc.	216,840
3,720	Tidewater, Inc.	152,446
		369,286
	PACKAGING & CONTAINERS - 2.3%
17,710	Temple-Inland, Inc.	355,263

	PHARMACEUTICALS - 2.6%
10,370	Biovail Corp.	226,999
6,600	Medicis Pharmaceutical Corp.	167,310
		394,309

	Dunham Small Cap Value Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2010
Shares		Value

	REITS - APARTMENTS - 1.0%
5,390	American Campus Communities, Inc.	$ 156,041

	REITS - MANUFACTURED HOMES - 1.4%
4,150	Equity Lifestyle Properties, Inc.	219,660

	REITS - MORTGAGE - 2.1%
43,235	MFA Financial, Inc.	317,345

	REITS - OFFICE PROPERTY - 6.4%
25,930	Brandywine Realty Trust	294,565
13,550	First Potomac Realty Trust	210,025
7,500	Government Properties Income Trust	208,425
7,910	Mack-Cali Realty Corp.	254,860
		967,875
	RETAIL & LEASING SERVICES - 1.0%
8,075	Aaron's, Inc.	146,642

	RETAIL - APPAREL - 4.9%
10,490	Finish Line, Inc.	150,112
11,410	Foot Locker, Inc.	155,062
15,320	Regis Corp.	233,323
18,402	Stage Stores, Inc.	202,422
		740,919
	RETAIL - RESTAURANTS - 1.9%
10,840	Bob Evans Farms, Inc.	284,225

	RETAIL - SPECIALTY - 2.0%
8,940	Cash America International, Inc.	299,490

	SOFTWARE - 1.6%
10,370	Blackbaud, Inc.	245,665

	TELECOMMUNICATIONS - 2.3%
11,155	ADTRAN, Inc.	352,275

	TRANSPORTATION - 0.7%
5,050	Arkansas Best Corp.	113,978

	TOTAL COMMON STOCK ( Cost - $12,364,490)	14,790,808

	Dunham Small Cap Value Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2010
Shares		Value

	SHORT-TERM INVESTMENTS - 2.8%
	MONEY MARKET FUND - 2.8%
423,915	Fidelity Institutional Money Market Funds - Government Portfolio	$ 423,915
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $423,915)	423,915

	TOTAL INVESTMENTS - 100.1% ( Cost - $12,788,405)	$ 15,214,723
	OTHER LIABILITIES LESS ASSETS - (0.1) %	(12,074)
	NET ASSETS - 100.0%	$ 15,202,649

	REIT - Real Estate Investment Trust

	At July 31, 2010, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:	$ 2,928,334
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:	(502,016)
	Net unrealized appreciation:	$ 2,426,318

Security valuation policies and other investment related disclosures are herby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

	Dunham Large Cap Growth Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	July 31, 2010
Shares	Security	Market Value

	COMMON STOCK - 95.87%
	ADVERTISING - 1.99%
17,235	Omnicom Group, Inc.	$ 642,176

	AEROSPACE/DEFENSE - 4.37%
12,120	General Dynamics Corp.	742,350
9,419	United Technologies Corp.	669,691
		1,412,041
	BANKS - 1.06%
12,350	Wells Fargo & Co.	342,466

	BEVERAGES - 2.32%
14,130	Anheuser-Busch InBev NV	749,738

	CHEMICALS - 5.02%
15,235	Monsanto Co.	881,192
8,545	Praxair, Inc.	741,877
		1,623,069
	COMMERCIAL SERVICES - 3.81%
21,145	CoreLogic, Inc.	423,534
14,620	Paychex, Inc.	379,974
22,315	SEI Investments Co.	428,002
		1,231,510
	COMPUTERS - 1.85%
12,987	Hewlett-Packard Co.	597,921

	COSMETICS/PERSONAL CARE - 4.89%
10,650	Colgate-Palmolive Co.	841,137
12,060	Procter & Gamble Co.	737,590
		1,578,727
	DIVERSIFIED FINANCIAL SERVICES - 2.00%
22,345	Legg Mason, Inc.	645,547

	ELECTRONICS - 2.38%
17,105	Thermo Fisher Scientific Inc. *	767,330

	ENGINEERING & CONSTRUCTION - 1.65%
14,545	Jacobs Engineering Group, Inc. *	531,911

	ENVIRONMENTAL CONTROL - 2.81%
14,420	Stericycle Inc. *	908,460

	FOOD - 5.36%
33,640	Sysco Corp.	1,041,831
23,420	Unilever NV	690,656
		1,732,487
	Dunham Large Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2010
Shares	Security	Market Value

	HEALTHCARE-PRODUCTS - 8.51%
15,125	Baxter International, Inc.	$ 662,021
79,385	Boston Scientific Corp. *	444,556
15,705	Johnson & Johnson	912,303
19,775	Medtronic, Inc.	731,082
		2,749,962
	INSURANCE - 6.37%
14,790	Berkshire Hathaway, Inc. *	1,155,395
61,155	First American Financial Corp.	902,036
		2,057,431
	OIL & GAS - 6.60%
12,122	Chevron Corp.	923,818
20,215	Exxon Mobil Corp.	1,206,431
		2,130,249
	PHARMACEUTICALS - 3.24%
21,500	Novartis AG	1,047,910

	RETAIL - 5.52%
48,450	Lowe's Co., Inc.	1,004,853
15,180	Target Corp.	779,038
		1,783,891
	SEMICONDUCTORS - 4.41%
39,075	Intel Corp.	804,945
35,270	Maxim Integrated Products, Inc.	618,283
		1,423,228
	SOFTWARE - 10.36%
22,975	Adobe Systems, Inc. *	659,842
9,395	Dun & Bradstreet Corp.	642,242
46,589	Microsoft Corp.	1,202,462
35,636	Oracle Corp.	842,435
		3,346,981
	TELECOMMUNICATIONS - 9.72%
32,314	American Tower Corp. *	1,494,199
32,766	Cisco Systems, Inc. *	755,912
23,388	QUALCOMM, Inc.	890,615
		3,140,726
	TRANSPORTATION - 1.61%
6,310	FedEx Corp.	520,891

	TOTAL COMMON STOCK	30,964,652
	( Cost - $29,712,908)
	Dunham Large Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2010
Shares	Security	Market Value

	SHORT-TERM INVESTMENTS - 4.18%
	MONEY MARKET FUND - 4.18%
1,348,589	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.29%	$ 1,348,589
	TOTAL SHORT-TERM INVESTMENTS	1,348,589
	( Cost - $1,348,589)

	TOTAL INVESTMENTS - 100.04%
	( Cost - $31,061,497)	$ 32,313,240
	OTHER LIABILITIES LESS ASSETS - (0.04%)	(14,150)
	NET ASSETS - 100.00%	$ 32,299,090

* Non-Income producing security.
ADR - American Depositary Receipt.

At July 31, 2010, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:		$ 1,525,530
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:		(273,787)
Net unrealized appreciation		$ 1,251,743

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.

Dunham Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2010
Shares		Market Value
	COMMON STOCK - 97.3%
	AEROSPACE/DEFENSE - 1.1%
7,455	Aerovironment , Inc. *	$ 178,249

	APPAREL - 7.1%
3,101	Columbia Sportswear Co.	151,980
15,476	CROCS , Inc. *	198,557
9,366	Iconix Brand Group , Inc. *	154,164
6,292	Maidenform Brands, Inc. *	156,230
4,168	Skechers U.S.A., Inc. - Cl. A *	154,591
4,553	Steven Madden Ltd. *	175,882
5,242	Warnaco Group, Inc. *	218,958
		1,210,362
	AUTO MANUFACTURERS - 1.1%
22,030	Wabash National Corp. *	184,391

	AUTO PARTS&EQUIPMENT - 1.1%
11	Titan International, Inc.	121
4,755	WABCO Holdings, Inc. *	183,923
		184,044
	BEVERAGES - 1.1%
5,779	Green Mountain Coffee Roasters, Inc. *	177,935

	BIOTECHNOLOGY - 1.0%
3,909	Illumina, Inc. *	175,240

	COMMERCIAL SERVICES - 4.4%
6,307	Advisory Board Co. *	276,625
3,825	Coinstar, Inc. *	174,038
7,654	Parexel International Corp. *	157,137
7,382	TNS, Inc. *	145,056
		752,856
	COMPUTERS - 7.7%
3,222	Cognizant Technology Solutions Corp. - Cl. A *	175,792
12,815	Fortinet, Inc. *	230,798
9,327	iGate Corp.	165,554
4,604	Isilon Systems, Inc. *	80,754
10,854	NCR Corp. *	148,700
3,870	NetApp, Inc. *	163,701
15,396	RealD, Inc. *	261,732
3,057	VanceInfo Technologies, Inc. - ADR *	77,617
		1,304,648
	DISTRIBUTION/WHOLESALE - 1.6%
6,789	Fossil, Inc. *	268,844
Dunham Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010
Shares		Market Value
	DIVERSIFIED FINANCIAL SERVICES - 1.8%
10,377	Higher One Holdings, Inc. *	$ 145,070
11,143	Och-Ziff Capital Management Group LLC - Cl. A	153,105
		298,175
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
14,950	Power-One, Inc. *	185,829

	ELECTRONICS - 0.7%
14,817	Sonic Solutions, Inc. *	116,610

	ENVIRONMENTAL CONTROL - 1.2%
9,068	IESI-BFC Ltd.	204,121

	FOOD - 0.9%
4,764	United Natural Foods, Inc. *	160,690

	HEALTHCARE-PRODUCTS - 7.7%
6,631	Cyberonics, Inc. *	157,950
22,673	DexCom, Inc. *	253,031
1,511	HeartWare International, Inc. *	97,354
4,881	Hill-Rom Holdings Inc.	161,268
9,210	NxStage Medical , Inc. *	145,426
5,560	SonoSite , Inc. *	162,630
5,034	Thoratec Corp. *	185,151
5,715	Zoll Medical Corp. *	151,219
		1,314,029
	HEALTHCARE-SERVICES - 1.8%
6,117	ICON PLC - ADR *	144,361
3,855	Magellan Health Services , Inc. *	162,257
		306,618
	HOME FURNISHINGS - 1.7%
15,593	Select Comfort Corp. *	121,625
5,669	Tempur-Pedic International , Inc. *	173,868
		295,493
	INSURANCE - 0.8%
11,169	Amtrust Financial Services , Inc.	143,298

	INTERNET - 4.9%
4,071	Akamai Technologies , Inc. *	156,164
9,780	comScore , Inc. *	193,742
6,702	Constant Contact , Inc. *	130,622
22,288	Local.com Corp. *	139,523
3,247	LoopNet , Inc. *	37,146
3,914	OpenTable , Inc. *	174,956
		832,153
Dunham Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010
Shares		Market Value
	MACHINERY-DIVERSIFIED - 4.1%
8,395	Cognex Corp.	$ 156,567
5,463	Graco , Inc.	172,467
8,989	iRobot Corp. *	183,016
4,829	Tennant Co.	181,184
		693,234
	MEDIA - 3.1%
5,078	DG FastChannel , Inc. *	193,624
4,578	Discovery Communications , Inc. *	176,757
24,489	Sinclair Broadcast Group , Inc. *	147,914
		518,295
	MISCELLANEOUS MANUFACTURING - 7.6%
9,655	Barnes Group , Inc.	177,459
6,052	EnPro Industries , Inc. *	181,257
2,199	ESCO Technologies , Inc.	65,552
17,601	Hexcel Corp. *	328,963
2,843	Parker Hannifin Corp.	176,607
9,010	Polypore International , Inc. *	221,286
6,800	Trinity Industries , Inc.	138,516
		1,289,640
	OIL&GAS - 1.9%
4,527	Atlas Energy , Inc. *	133,954
10,758	Brigham Exploration Co. *	185,683
		319,637
	PHARMACEUTICALS - 1.7%
23,565	BioScrip , Inc. *	100,151
2,732	SXC Health Solutions Corp. *	185,503
		285,654
	REAL ESTATE - 1.1%
11,126	CB Richard Ellis Group , Inc. - Cl. A *	189,142

	RETAIL - 6.0%
3,414	Advance Auto Parts , Inc.	182,751
10,062	Express , Inc. *	176,588
6,120	Guess? , Inc.	218,484
7,693	Kirkland's , Inc. *	129,704
5,790	Nu Skin Enterprises , Inc.	164,899
4,715	Rue21 , Inc. *	143,006
		1,015,432
	SEMICONDUCTORS - 4.2%
6,939	Cavium Networks , Inc. *	186,173
3,571	Hittite Microwave Corp. *	164,123
5,445	Micrel , Inc.	52,925
5,799	Rubicon Technology , Inc. *	175,420
10,209	TriQuint Semiconductor , Inc. *	70,748
2,851	Volterra Semiconductor Corp. *	64,205
		713,594
Dunham Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010
Shares		Market Value
	SOFTWARE - 6.8%
7,074	ArcSight , Inc. *	$ 176,921
14,998	Ebix , Inc. *	249,117
7,099	Informatica Corp. *	213,893
7,109	MedAssets , Inc. *	166,422
9,497	Smart Technologies , Inc. - Cl. A *	146,159
9,042	VeriFone Systems , Inc. *	197,839
		1,150,351
	TELECOMMUNICATIONS - 6.0%
6,968	Acme Packet , Inc. *	196,916
10,069	Finisar Corp. *	161,406
11,733	IPG Photonics Corp. *	189,019
6,899	NICE Systems Ltd. - ADR *	197,794
16,021	Oclaro , Inc. *	197,539
4,817	Oplink Communications , Inc. *	77,602
		1,020,276
	TRANSPORTATION - 5.1%
2,795	Atlas Air Worldwide Holdings , Inc. *	163,452
5,439	Con-way , Inc.	183,240
4,266	Expeditors International of Washington , Inc.	181,902
3,879	Landstar System , Inc.	157,255
4,635	Old Dominion Freight Line , Inc. *	182,758
		868,607
	TRUCKING & LEASING - 0.9%
11,507	Greenbrier Cos , Inc. *	150,281

	TOTAL COMMON STOCK ( Cost - $14,887,934)	16,507,728

	SHORT-TERM INVESTMENTS - 3.9%
	MONEY MARKET FUND - 3.9%
663,468	Fidelity Institutional Money Market Funds - Government Portfolio - 0.08%	663,468

	TOTAL SHORT-TERM INVESTMENTS ( Cost - $663,468)	663,468

	TOTAL INVESTMENTS - 101.2% ( Cost - $15,551,402)	$17,171,196
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2) %	(200,652)
	NET ASSETS - 100.0%	$16,970,544

* Non-income producing security.
At July 31, 2010, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:		$ 2,243,201
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:		(623,407)
	Net unrealized appreciation:	$ 1,619,794

Security valuation policies and other investment related disclosures are herby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

	Dunham Emerging Markets Stock Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	July 31, 2010
Shares		Value

	COMMON STOCK - 87.4%

	AGRICULTURE - 0.7%
226,000	Golden Agri-Resources Ltd.	$ 95,803

	AIRLINES - 3.3%
200,000	Air China Ltd. *	230,333
56,000	China Airlines Ltd. *	30,188
438,000	China Southern Airlines Co. Ltd. *	211,871
		472,392
	AUTO MANUFACTURERS - 3.5%
661,200	Brilliance China Automotive Holdings Ltd. *	276,164
68,000	Dongfeng Motor Group Co. Ltd.	95,214
1,056	Hyundai Motor Co.	133,189
		504,567
	AUTO PARTS & EQUIPMENT - 1.9%
840	Hyundai Mobis	145,425
16,000	Weichai Power Co. Ltd.	132,390
		277,815
	BANKS - 11.2%
5,300	Banco Bradesco SA - ADR	98,739
85,000	Bank Mandiri Tbk PT	57,188
253,000	Bank Rakyat Indonesia	280,793
99,000	China Construction Bank Corp.	84,141
6,500	ICICI Bank Ltd. - ADR	252,915
149,000	Industrial & Commercial Bank of China	114,105
7,200	Itau Unibanco Holding SA - ADR	161,208
56,900	Malayan Banking Bhd	138,558
9,200	Public Bank Bhd	35,173
9,600	Standard Bank Group Ltd/South Africa	149,218
20,900	Turkiye Garanti Bankasi AS	108,275
48,700	Yapi ve Kredi Bankasi AS *	148,094
		1,628,407
	BEVERAGES - 1.5%
2,400	Central European Distribution Corp. *	62,568
1,400	Cia de Bebidas das Americas - ADR	152,908
		215,476
	BUILDING MATERIALS - 0.9%
19,000	Indocement Tunggal Prakarsa Tbk PT	35,965
88,000	Semen Gresik Persero Tbk PT	91,201
		127,166
	Dunham Emerging Markets Stock Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2010
Shares		Value

	CHEMICALS - 1.6%
63,000	Mexichem SAB de CV	$ 174,648
37,000	Nan Ya Plastics Corp.	65,193
		239,841
	COAL - 0.6%
371,000	Adaro Energy Tbk PT	83,194

	COMMERCIAL SERVICES - 0.8%
8,000	Localiza Rent a Car SA	110,290

	COMPUTERS - 2.9%
11,550	HTC Corp.	213,146
3,500	Infosys Technologies Ltd. - ADR	211,680
		424,826
	COSMETICS/PERSONAL CARE - 0.6%
100	Amorepacific Corp.	81,694

	DIVERSIFIED FINANCIAL SERVICES - 2.1%
16,400	BM&FBovespa SA	121,205
4,450	Shinhan Financial Group Co. Ltd.	182,712
		303,917
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
234	LG Innotek Co. Ltd.	31,631

	ELECTRONICS - 1.8%
36,000	Hon Hai Precision Industry Co. Ltd. *	145,322
1,002	Samsung Electro-Mechanics Co. Ltd.	115,735
		261,057
	FOOD - 2.1%
4,500	BRF - Brasil Foods SA - ADR	63,540
7,400	Cosan Ltd. - Cl. A *	84,064
155,000	Indofood Sukses Makmur Tbk PT	80,304
2,000	X5 Retail Group NV - GDR *	74,840
		302,748
	FOREST PRODUCTS & PAPER - 1.2%
11,300	Fibria Celulose SA - ADR *	177,410

	GAS - 0.8%
252,500	Perusahaan Gas Negara PT	114,584

	Dunham Emerging Markets Stock Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2010
Shares		Value

	HEALTHCARE-PRODUCTS - 1.0%
17,500	Hengan International Group Co. Ltd.	$ 151,070

	HOLDING COMPANIES-DIVERSIFIED - 3.3%
9,920	Ayala Corp.	69,109
52,000	China Resources Enterprise Ltd.	197,825
18,456	Haci Omer Sabanci Holding AS	85,826
5,300	Imperial Holdings Ltd.	70,087
8,100	Investimentos Itau SA	60,232
1	Tekfen Holding AS	1
		483,080
	INSURANCE - 1.1%
7,000	China Life Insurance Co. Ltd.	31,288
10,500	Ping An Insurance Group Co. of China Ltd.	86,988
490	Samsung Life Insurance Co. Ltd.	45,572
		163,848
	INTERNET - 4.4%
3,100	Baidu, Inc. - ADR *	252,371
5,300	Ctrip.com International Ltd. - ADR *	213,378
428	NHN Corp. *	66,399
5,300	Tencent Holdings Ltd.	102,339
		634,487
	IRON/STEEL - 3.5%
9,700	Cia Siderurgica Nacional SA - ADR	162,863
8,600	Mechel - ADR	187,308
4,500	Ternium SA - ADR	160,875
		511,046
	MEDIA - 2.1%
7,100	Naspers Ltd.	303,004

	MINING - 9.7%
1,800	Anglo Platinum Ltd. *	173,559
14,300	Eurasian Natural Resources Corp. PLC	203,461
86,300	Grupo Mexico SAB de CV	228,866
104,000	International Nickel Indonesia Tbk PT	48,145
5,900	Kazakhmys PLC	112,576
6,200	MMC Norilsk Nickel - ADR	100,936
8,400	Vale SA - ADR	233,520
12,324	Vale SA	299,097
		1,400,160

	Dunham Emerging Markets Stock Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2010
Shares		Value

	OIL & GAS - 6.8%
130,000	CNOOC Ltd.	$ 219,102
19,000	OGX Petroleo e Gas Participacoes SA *	200,045
7,600	Pacific Rubiales Energy Corp. *	181,688
4,600	Petroleo Brasileiro SA - ADR	167,440
32,000	Rosneft Oil Co. - GDR *	214,295
		982,570
	OIL & GAS SERVICES - 1.2%
6,700	Lupatech SA *	80,941
5,100	Petrofac Ltd.	100,186
		181,127
	REAL ESTATE - 3.6%
176,000	Ayala Land, Inc.	56,835
12,400	Cyrela Brazil Realty SA Empreendimentos e Participacoes	173,628
1,600	E-House China Holdings Ltd. - ADR	26,080
10,000	LSR Group - GDR *	91,000
16,400	PDG Realty SA Empreendimentos e Participacoes	173,510
		521,053
	REITS - 0.0%
1	Sinpas Gayrimenkul Yatirim Ortakligi AS *	1

	RETAIL - 7.0%
58,000	Astra International Tbk PT	329,628
195,600	Belle International Holdings Ltd.	302,063
13,400	Lojas Americanas SA	112,746
2,100	Lojas Renner SA	70,462
86,000	Wal-Mart de Mexico SAB de CV	202,699
		1,017,598
	SEMICONDUCTORS - 3.7%
98,991	Advanced Semiconductor Engineering, Inc.	76,659
8,280	Hynix Semiconductor, Inc. *	157,611
443	Samsung Electronics Co. Ltd.	303,940
		538,210
	SHIPBUILDING - 0.6%
378	Hyundai Heavy Industries Co. Ltd.	85,938

	TELECOMMUNICATIONS - 1.7%
1,600	America Movil SAB de CV - ADR	79,376
5,500	China Mobile Ltd.	55,892
5,300	Mobile Telesystems OJSC - ADR	117,660
		252,928

	TOTAL COMMON STOCK ( Cost - $10,806,419)	12,678,938

	Dunham Emerging Markets Stock Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2010
Shares		Value

	EQUITY LINKED NOTES - 8.1%
40,100	Apollo Tyres Ltd.	$ 55,215
6,600	Axis Bank Ltd.	191,063
4,700	Cummins India Ltd.	64,453
41,300	Infrastructure Development Finance Co. Ltd.	165,485
73,000	Jaiprakash Associates Ltd.	185,774
4,300	Larsen & Toubro Ltd.	166,255
85,300	Sberbank of Russian Federation	238,840
63,800	Unitech Limited	111,563
	TOTAL EQUITY LINKED NOTES ( Cost - 1,160,781)	1,178,648

	TOTAL INVESTMENTS - 95.5% ( Cost - $11,967,200)	$ 13,857,586
	OTHER ASSETS LESS LIABILITIES - (4.5) %	649,368
	NET ASSETS - 100.0%	$ 14,506,954

	* Non-income producing security.
	144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified intitutional buyers.

	REIT - Real Estate Investment Trust
	ADR - American Depositary Receipt
	GDR - Global Depositary Receipt
	At July 31, 2010, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:	$ 2,225,660
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:	(335,274)
	Net unrealized appreciation:	$ 1,890,386

Security valuation policies and other investment related disclosures are herby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

	Dunham Loss Averse Growth Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	July 31, 2010
Shares		Value

	COMMON STOCK - 10.2%
	BIOTECHNOLOGY - 2.5%
2,000	Amgen Inc. *	$ 109,060
1,500	Gilead Sciences Inc. *	49,980
		159,040
	COMPUTERS - 0.1%
500	Seagate Technology *	6,275

	INTERNET - 1.6%
5,000	eBay Inc. *	104,550

	MISCELLANEOUS MANUFACTURING - 0.1%
600	General Electric Co.	9,672

	PHARMACEUTICALS - 0.2%
200	Abbott Laboratories	9,816

	SEMICONDUCTORS - 5.7%
10,000	Applied Materials Inc.	118,000
2,500	Intel Corp.	51,500
5,000	Marvell Technology Group Ltd. *	74,600
5,000	Texas Instruments Inc.	123,450
		367,550

	TOTAL COMMON STOCK ( Cost - $658,266)	656,903

	EXCHANGE TRADED FUNDS - 3.6%
	EQUITY FUND - 3.6%
5,000	Powershares QQQ	229,050
	TOTAL EXCHANGE TRADED FUNDS ( Cost - $220,080)	229,050

	TOTAL INVESTMENTS - 13.8% ( Cost - $878,346)	$ 885,953
	OTHER ASSETS LESS LIABILITIES - 86.2%	5,539,954
	NET ASSETS - 100.0%	$ 6,425,907

	* Non-income producing security.
	At July 31, 2010, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:	$ 25,451
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:	(17,844)
	Net unrealized appreciation:	$ 7,607

Security valuation policies and other investment related disclosures are herby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2010

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Corporate/Government Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Notes & Bonds	$ -	$ 42,468,367	$ -	$ 42,468,367
Mortgage Backed Securities	$ -	$ 6,517,385	$ -	$ 6,517,385
U.S. Government Agency	$ -	$ 21,165,768	$ -	$ 21,165,768
U.S. Treasury Obligation	$ -	$ 11,408,771	$ -	$ 11,408,771
Money Market	$ 2,109,146	$ -	$ -	$ 2,109,146
Total	$ 2,109,146	$ 81,560,291	$ -	$ 83,669,437
High Yield Bond
Assets	Level 1	Level 2	Level 3	Total
Preferred Stocks	$ 1,308,563	$ -	$ -	$ 1,308,563
Corporate Bonds	$ -	$ 61,384,933	$ -	$ 61,384,933
Money Market	$ 2,373,675	$ -	$ -	$ 2,373,675
Total	$ 3,682,238	$ 61,384,933	$ -	$ 65,067,171
Monthly Distribution
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 51,770,289	$ -	$ -	$ 51,770,289
Preferred Stocks	$ 11,769,202	$ -	$ -	$ 11,769,202
Exchange Traded Funds	$ 1,376,749	$ -	$ -	$ 1,376,749
Purchased Options	$ 161,710	$ -	$ -	$ 161,710
Corporate Bonds	$ -	$ 4,316,660	$ -	$ 4,316,660
Money Market	$ 3,416,795	$ -	$ -	$ 3,416,795
Total	$ 68,494,745	$ 4,316,660	$ -	$ 72,811,405

Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010
Monthly Distribution (Continued)
Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 9,967,428	$ -	$ -	$ 9,967,428
Written Options	$ 2,383,809	$ -	$ -	$ 2,383,809
Total	$ 12,351,237	$ -	$ -	$ 12,351,237
Appreciation & Income
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 12,198,200	$ -	$ -	$ 12,198,200
Preferred Stock	$ 2,255,524			$ 2,255,524
Convertible Bonds	$ -	$ 10,821,961	$ -	$ 10,821,961
Money Market	$ 830,671	$ -	$ -	$ 830,671
Total	$ 15,284,395	$ 10,821,961	$ -	$ 26,106,356
Large Cap Value
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 34,832,341	$ -	$ -	$ 34,832,341
Money Market	$ 855,553	$ -	$ -	$ 855,553
Total	$ 35,687,894	$ -	$ -	$ 35,687,894
Real Estate Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 8,006,496	$ -	$ -	$ 8,006,496
Money Market	$ 204,690	$ -	$ -	$ 204,690
Total	$ 8,211,186	$ -	$ -	$ 8,211,186

International Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 5,520,675	$ 33,281,742	$ -	$ 38,802,417
Total	$ 5,520,675	$ 33,281,742	$ -	$ 38,802,417

Small Cap Value
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 14,790,808	$ -	$ -	$ 14,790,808
Money Market	$ 423,915	$ -	$ -	$ 423,915
Total	$ 15,214,723	$ -	$ -	$ 15,214,723
Large Cap Growth

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 30,964,652	$ -	$ -	$ 30,964,652
Money Market	$ 1,348,589	$ -	$ -	$ 1,348,589
Total	$ 32,313,241	$ -	$ -	$ 32,313,241

Small Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 16,507,728	$ -	$ -	$ 16,507,728
Money Market	$ 663,468	$ -	$ -	$ 663,468
Total	$ 17,171,196	$ -	$ -	$ 17,171,196

Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010
Emerging Markets Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 5,156,895	$ 7,522,043	$ -	$ 12,678,938
Equity Linked Notes	$ -	$ 1,178,648	$ -	$ 1,178,648
Total	$ 5,156,895	$ 8,700,691	$ -	$ 13,857,586

Loss Adverse Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 656,903	$ -	$ -	$ 656,903
Exchange Traded Funds	$ 229,050	$ -	$ -	$ 229,050
Total	$ 885,953	$ -	$ -	$ 885,953

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dunham Funds

By (Signature and Title)

/s/Jeffrey Dunham

       Jeffrey Dunham, President

Date

9/29/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Jeffrey Dunham

        Jeffrey Dunham, President

Date

9/29/10

By (Signature and Title)

/s/Denise Iverson

       Denise Iverson, Treasurer

Date

9/29/10